As filed with the Securities and Exchange Commission on December 27, 2001


                                                       Registration No. 33-13954
================================================================================
                              UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No. ________          [_]

                 Post-Effective Amendment No. 35            [X]



                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                   Amendment No. 36                [X]



(Check appropriate box or boxes)

                              Pacific Select Fund
              (Exact Name of Registrant as Specified in Charter)

       700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA  92660
             (Address of Principal Executive Offices )  (Zip Code)

   Registrant's Telephone Number, including Area Code:  (949) 219-6767

                               Robin S. Yonis
              Assistant Vice President and Investment Counsel of
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                             Post Office Box 9000
                           Newport Beach, CA  92660
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                                   Dechert
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

Approximate Date of Proposed Public Offering ___________________________________

It is proposed that this filing will become effective (check appropriate box)
     [_] immediately upon filing pursuant to paragraph (b)
     [X] on January 1, 2002 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [_] on (date) pursuant to paragraph (a)(1)
     [_] 75 days after filing pursuant to paragraph (a)(2)
     [_] on May 1, 2001 pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
     [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                                  PROSPECTUS

(Included in Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A, Accession No. 0001017062-01-500115, as filed on April 27, 2001, and incorporated by reference herein.)

                      STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A, Accession No. 0001017062-01-500115, as filed on April 27, 2001, and incorporated by reference herein.)

                       SUPPLEMENT DATED JANUARY 1, 2002

PACIFIC SELECT FUND    TO THE PROSPECTUS DATED MAY 1, 2001

                       This supplement changes the fund's prospectus effective January 1, 2002. It gives you information about certain investment options available under your variable annuity contract or variable life insurance policy. This supplement tells you about 2 new Pacific Select Fund portfolios. It also provides information about changes to two other portfolios. All of these portfolios are listed below. Remember to review the fund prospectus for other important information.



                       PORTFOLIOS AND PORTFOLIO MANAGERS
This supplement must
be preceded or         Equity Income Portfolio        Putnam
accompanied by the
Pacific Select Fund    Research Portfolio             Putnam
prospectus dated
May 1, 2001.           Equity Portfolio               Putnam

                       Aggressive Equity Portfolio    Putnam

                       --------------------------------------------------------

The Fund consists      About the portfolios is amended by adding pages 6
of 33 portfolios       through 9 of this supplement describing the 2 new
                       portfolios and replaces pages 12, 13, 22 and 23 of the prospectus describing the Aggressive Equity and Equity
                       Portfolios. References to the fund's 31 portfolios throughout the prospectus are changed to refer to 33 portfolios.


                       --------------------------------------------------------

Portfolio name         The Equity Income Portfolio managed by J.P. Morgan
change                 Investment Management Inc. has changed its name to the
                       Large-Cap Core Portfolio. All references to the Equity
                       Income Portfolio throughout the current Prospectus are now references to the Large-Cap Core Portfolio. All references to the Equity Income Portfolio in this supplement are references to the new portfolio managed by Putnam Investment Management, LLC.


                        --------------------------------------------------------

Index name change      All references to the Lehman Brothers Inflation Linked
                       Treasury Index throughout the current prospectus are now references to the Lehman Global Real: U.S. TIPS.
                       All references to the Merrill Lynch 90-day T-Bill Index throughout the current prospectus are now references to the Merrill Lynch 3-Month U.S. T-Bill Index.


                       --------------------------------------------------------

The following          Robert G. Collins is no longer a manager on the I-Net
portfolios have        Tollkeeper Portfolio.
changes to
portfolio managers
                       --------------------------------------------------------
                       The following information is added under Who manages the portfolio for the Financial Services Portfolio:


                       Joseph W. Skormicka, CFA, is a portfolio manager of INVESCO. He joined INVESCO in 2001. Prior to that, Mr. Skormicka was a senior equity analyst and fund manager with Munder Capital Management and an assistant vice president for Comerica Incorporated. Mr. Skormicka has a BA from Michigan State University and an MBA from the University of Michigan.


                       --------------------------------------------------------

Your guide to this     The last sentence of the paragraph Performance of
prospectus             comparable accounts is changed to read: For portfolios
                       with less than 1 year of performance history as of May
                       1, 2001, Performance of comparable accounts, if available, may be found following each portfolio's description in About the portfolios. For the Emerging
                       Markets, Diversified Research, International Large-Cap,
                       International Value, Inflation Managed, Equity and
                       Aggressive Equity Portfolios, Performance of comparable accounts may be found following the section Managing the Pacific Select Fund.


                       --------------------------------------------------------
An overview of         This section is amended by adding information regarding
Pacific Select Fund    the 2 new portfolios to the chart and replacing
                       information regarding the Equity and Aggressive Equity
                       Portfolios.

                   An overview of the Pacific Select Fund    4
                   -------------------------------------------
                   About the portfolios

                   Equity Income Portfolio                   6

                   Research Portfolio                        8

                   Equity Portfolio                         10

                   Aggressive Equity Portfolio              12
                   -------------------------------------------
                   Managing the Pacific Select Fund

                   About the portfolio managers             14

                   Fees and expenses paid by the fund       15
                   -------------------------------------------
                   Performance of comparable accounts       16
                   -------------------------------------------



Pacific Select Fund is only available as the underlying investment fund for variable life insurance and annuity products issued or administered by Pacific Life Insurance Company and Pacific Life & Annuity Company (PL&A). Pacific Life Insurance Company is licensed to solicit life insurance and annuity products in all states except New York. Product availability and features may vary by state. PL&A's individual life insurance policies are approved for sale in New York only. Neither company is responsible for the insurance or annuity obligations of the other.

AN OVERVIEW OF THE PACIFIC SELECT FUND

 PORTFOLIO AND MANAGER              INVESTMENT GOAL

 Equity Income Portfolio            Current income. Capital growth is of
 Putnam                             secondary importance.


 Research Portfolio                 Long-term growth of capital.
 Putnam


 Equity Portfolio                   Capital appreciation. Current income
 Putnam                             is of secondary importance.


 Aggressive Equity Portfolio        Capital appreciation.
 Putnam


     THE PORTFOLIO'S MAIN INVESTMENTS      THE PORTFOLIO'S MAIN RISKS

     Equity securities of large U.S.       Price volatility, foreign investing, using derivatives,
     companies with a focus on income-     credit and liquidity.
     producing securities believed to be
     undervalued by the market.


     Equity securities of large U.S.       Price volatility, foreign investing, using derivatives,
     companies with potential for capital  credit and liquidity.
     appreciation.


     Equity securities of large U.S.       Price volatility and other risks that accompany an equity
     growth-oriented companies.            investment in large, growth-oriented companies.


     Equity securities of small and        Price volatility and other risks that accompany an
     medium-sized companies.               investment in small emerging-growth companies and medium-
                                           sized companies. Particularly sensitive to price swings
                                           during periods of economic uncertainty.


ABOUT THE PORTFOLIOS  EQUITY INCOME PORTFOLIO

                      This portfolio is not available for:

                      . Pacific Corinthian variable annuity contracts


                      . Pacific Select variable life insurance policies.


                   [SYMBOL] ----------------------------------------------------

The portfolio's    This portfolio seeks current income. Capital growth is of
investment goal    secondary importance.

                   [SYMBOL] ----------------------------------------------------

What the           This portfolio's principal investment strategy is to invest
portfolio          primarily in common stocks of large U.S. companies, with a
invests in         focus on value stocks that offer the potential for current income and may also offer the potential for capital growth.
                   Value stocks are those that the manager believes are currently undervalued by the market.

The portfolio      To determine whether to buy or sell investments, the
may invest up to   portfolio manager will consider, among other factors, a
20% of its         company's financial strength, competitive position in its
assets in          industry, projected future earnings, cash flows and
foreign            dividends.
securities that
are principally    The portfolio will normally invest at least 65% of its
traded outside     assets in common stocks and other equity investments. The
the U.S.,          manager may invest in foreign securities (including
including those    emerging market securities), preferred stocks, convertible
of emerging        securities, and fixed income securities, including high
market             yield ("junk") bonds.
countries.
American           The manager may use derivatives (such as options, futures,
Depositary         swaps and warrants) to try to increase returns, for hedging
Receipts (ADRs)    purposes, as a substitute for securities, or to otherwise
are excluded for   help achieve the portfolio's investment goal. The manager
purposes of this   may use foreign currency contracts or derivatives to hedge
limitation.        against changes in currency exchange rates.

The portfolio
may invest up to
20% of its net
assets in lower-
rated high-yield
("junk") bonds.

                   [SYMBOL] ----------------------------------------------------

Risks you should   The Equity Income Portfolio principally invests in equity
be aware of        securities, which may go up or down in value, sometimes
                   rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may also be affected by the following risks, among others:


                   . price volatility - the value of the portfolio changes as the prices of its investments go up or down. This portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than large companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.


                   . foreign investing - foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                   . emerging countries - investment in emerging market countries (such as many in Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.


                      Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.


                   . derivatives and forward contracts - derivatives derive their value from the value of an underlying security, a group of securities, or an index. Derivatives and forward contracts could increase a portfolio's volatility or reduce returns.

                    [SYMBOL] ---------------------------------------------------

Risks you should    .  changes in interest rates - the value of the
be aware of            portfolio's investments may fall when interest rates
(continued)            rise. This portfolio may be sensitive to changes in
                       interest rates because it may invest in fixed income securities.


                    . credit - the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. This portfolio may be subject to more credit risk than certain other portfolios, because it may invest in high-yield or "junk" bonds. High yield bonds are given a low credit rating by Moody's (Ba and lower), or have not been rated, but are of comparable quality. High yield bonds are considered to be mostly speculative in nature.

                    . short-term trading - the portfolio may engage in short-term trading, which could result in higher trading costs and reduce performance.

                    [SYMBOL] ---------------------------------------------------

Who manages the     Bartlett R. Geer is a senior vice president of Putnam. He
portfolio           joined Putnam in 2000 and was previously associated with
                    State Street Research & Management.


[LOGO OF PUTNAM     Jeanne L. Mockard is a senior vice president of Putnam.
INVESTMENTS         She has been associated with Putnam since 1990.
APPEARS HERE]


                 James M. Prusko is a senior vice president of Putnam. He
The Equity Income   has been associated with Putnam since 1992.
Portfolio is
managed by Putnam
Investment
Management, LLC
(Putnam). You'll
find more about
Putnam on
page 14.


--------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
--------------------------------------------------------------------------------

This portfolio      This chart does not show you the performance of the Equity
has no              Income Portfolio -- it shows the performance of a similar
historical          account managed by Putnam.
performance to
report because      -----------------------------------------------------------
it started on       Total returns for the periods ending December 31, 2000
January 2, 2002.


                                      Putnam-managed
This chart to the                        Mutual Fund,         Russell 1000
right shows the     Period               Class A(%)/1/        Value Index (%)/2/
historical          ------------------------------------------------------------
performance of      1/1/01-9/30/01 (not
Class A shares of    annualized)            (6.99)               (12.07)
a Putnam-managed    2000                    13.15                  7.01
mutual fund that    1999                     1.07                  7.35
has investment      1998                    12.70                 15.63
objectives,         1997                    26.46                 35.18
policies and        1996                    21.32                 21.64
strategies that     1995                    34.64                 38.36
are substantially   1994                     1.27                 (1.98)
similar to those    1993                    16.54                 18.07
of the Equity       1992                     4.82                 13.58
Income Portfolio.   1991                    24.65                 24.55
                    ------------------------------------------------------------
The performance     1 year                  13.15                  7.01
shows the           5 years                 14.60                 16.91
historical track    10 years                15.17                 17.34
record of the       ------------------------------------------------------------
portfolio manager

and is not          /1/  This column shows performance (calculated in
intended to imply   accordance with SEC standards) of a comparable Putnam-
how the Equity      managed fund after Class A advisory fees and operating
Income Portfolio    expenses have been deducted, including custody fees and
has performed or    other expenses normally paid by mutual funds and which the
will perform.       Equity Income Portfolio will pay. The Equity Income
Total returns       Portfolio's fees and expenses are generally expected to be
represent past      higher than those reflected in the Putnam Composite which
performance of      would reduce performance. Composite results are asset
Class A shares of   weighted and calculated on a monthly basis. Quarterly and
the comparable      annual composite performance figures are computed by
mutual fund and     linking monthly returns. Performance figures for each
not the Equity      account are calculated monthly. Monthly market values
Income Portfolio.   include income accruals.

                 /2/  This column shows the performance of the Russell 1000
Returns do not      Value Index, an index of companies with a less-than-
reflect fees and    average growth orientation. Companies in this Index have
expenses            lower price-to-book and price-earnings ratios, higher
associated with     dividend yields and lower forecasted growth rates than
any variable        companies in the Russell 1000 Growth Index. Results
annuity contract    include reinvested dividends.


or variable life

insurance policy,
and would be
lower if they
did.

ABOUT THE PORTFOLIOS   RESEARCH PORTFOLIO

                      This portfolio is not available for:

                      . Pacific Corinthian variable annuity contracts


                      . Pacific Select variable life insurance policies.


                    [SYMBOL] ---------------------------------------------------

The portfolio's     This portfolio seeks long-term growth of capital.
investment goal

                    [SYMBOL] ---------------------------------------------------

What the            This portfolio's principal investment strategy is to
portfolio           invest in common stocks of large U.S. companies which the
invests in          portfolio manager believes have the greatest potential for capital appreciation. These are companies whose stock prices reflect a value lower than that which the manager places on the company or whose earnings the manager believes are likely to grow over time.

                    The portfolio's name reflects the team approach used to manage its assets. Portfolio assets are allocated to analysts covering various industry sectors, and each analyst makes independent investment recommendations within the portfolio's guidelines and objectives. Sector weightings are the result of the research and analysis process, and as a result certain sectors may be under- or over-weighted relative to the benchmark index.


                    To determine whether to buy or sell investments, the manager will consider, among other factors, a company's financial strength, competitive position in its industry, projected future earnings, cash flows and dividends.

The portfolio       The manager may invest in foreign securities (including
may invest up to    emerging market securities), preferred stocks, convertible
20% of its          securities, and fixed income securities.

assets in
foreign             The manager may use derivatives (such as options, futures,
securities that     swaps and warrants) to try to increase returns, for
are principally     hedging purposes, as a substitute for securities, or to
traded outside      otherwise help achieve the portfolio's investment goal.
the U.S.,           The manager may use foreign currency contracts or
including those     derivatives to hedge against changes in currency exchange
of emerging         rates.
countries.
American
Depositary
Receipts (ADRs)
are excluded for
purposes of this
limitation.

                    [SYMBOL] ---------------------------------------------------

Risks you should    The Research Portfolio principally invests in equity
be aware of         securities, which may go up or down in value, sometimes
                    rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility.
                    The portfolio may also be affected by the following risks, among others:


                    . price volatility - the value of the portfolio changes as the prices of its investments go up or down. This portfolio may purchase stocks that trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. This portfolio may invest in small and medium-sized companies, which may be more susceptible to greater price swings than large companies because they may have fewer financial resources, limited product and market diversification, and many are dependent on a few key managers.


                    . foreign investing - foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                    . emerging countries - investment in emerging market
                      countries (such as many in Latin America, Asia, Middle East, Eastern Europe and Africa) may be riskier than in developed markets for many reasons including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent reporting and accounting standards and controls.


                      Investment in securities of Eastern European countries, including in particular, Russia, and other emerging market countries, also involves risk of loss resulting from problems in share registration and custody.

                                                              RESEARCH PORTFOLIO

                    [SYMBOL] ---------------------------------------------------


                 .  derivatives and forward contracts - derivatives derive
Risks you should       their value from the value of an underlying security, a
be aware of            group of securities, or an index. Derivatives and
(continued)            forward contracts could increase a portfolio's
                       volatility or reduce returns.

                    . changes in interest rates - the value of the portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities.

                    . credit - the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt.

                    . short-term trading - the portfolio may engage in short-term trading, which could result in higher trading costs and reduce performance.

                    [SYMBOL] ---------------------------------------------------

Who manages the     Putnam Global Equity Research Team has primary
portfolio           responsibility for the day-to-day management of the
                    portfolio.

[LOGO OF PUTNAM
INVESTMENTS
APPEARS HERE]

The Research
Portfolio is
managed by
Putnam
Investment
Management, LLC
(Putnam). You'll
find more about
Putnam on
page 14.


--------------------------------------------------------------------------------
PERFORMANCE OF COMPARABLE ACCOUNTS
--------------------------------------------------------------------------------

This portfolio      This chart does not show you the performance of the
has no              Research Portfolio -- it shows the performance of similar
historical          accounts managed by Putnam.
performance to
report because      ------------------------------------------------------------
it started on       Total returns for the periods ending December 31, 2000
January 2, 2002.
                                       Putnam Research         S&P 500
This chart to the   Period                Composite (%)/1/        Index (%)/2/
right shows the     ------------------------------------------------------------
historical          1/1/01-9/30/01
performance of       (not annualized)     (28.95)                 (20.39)
the Putnam          2000                   (2.88)                  (9.11)
Research            1999                   26.57                   21.04
Composite. Each     1998                   28.39                   28.58
of the two mutual   1997                   31.83                   33.36
fund accounts in    1996                   22.26                   22.96
the composite as    1995/3/                 6.53                    6.40
of 12/31/00 (and    ------------------------------------------------------------
as of 9/30/01)      1 year                 (2.88)                  (9.11)
has investment      3 years                16.43                   12.20
objectives,         5 years                20.52                   18.35
policies and        Since Inception/3/     21.27                   19.10
strategies that     ------------------------------------------------------------
are substantially
similar to those    /1/This column shows performance after advisory fees and
of the Research        operating expenses charged to the accounts in the
Portfolio.             composite have been deducted, including custody fees and
                       other expenses normally paid by mutual funds and which
The performance        the Research Portfolio will pay. Composite results are
shows the              asset weighted and calculated on a monthly basis.
historical track       Quarterly and annual composite performance figures are
record of the          computed by linking monthly returns. Performance figures
portfolio manager      for each account are calculated monthly. Monthly market
and is not intended    values include income accruals.
to imply how the
Research            /2/This column shows the performance of the S&P 500
Portfolio has          Index, an index of the stocks of approximately 500 large-
performed or will      capitalization U.S. companies. Results include reinvested
perform. Total         dividends.
returns represent
past performance    /3/The inception date of the composite was October 31,
of the composite       1995. Total returns and expenses are not annualized for
and not the            the first year of operations.
Research Portfolio.

Returns do not
reflect fees and
expenses
associated with
any variable
annuity contract
or variable life
insurance policy,
and would be
lower if they
did.

ABOUT THE PORTFOLIOS   EQUITY PORTFOLIO

                       [SYMBOL] ------------------------------------------------

The portfolio's        This portfolio's primary investment objective is capital
investment goal        appreciation. Current income is of secondary importance.

                       [SYMBOL] ------------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in large capitalization U.S. companies that have

                    better prospects for growth than the general U.S.
The portfolio          economy. It normally invests at least 80% of its assets
may invest up to       in equity securities of U.S. issuers, including foreign
20% of its             issuers that are traded in the U.S.
assets in
foreign                The portfolio management team considers, among other
investments that       factors, a company's financial strength, competitive
are principally        position in its industry, projected future earnings, cash
traded outside         flows and dividends when making investment decisions.
the U.S.
American               The team may use derivatives (such as options, futures,
Depositary             swaps and warrants) to try to increase returns, for
Receipts (ADRs)        hedging purposes, as a substitute for securities, or to
are excluded for       otherwise help achieve the portfolio's investment goal.
purposes of this       The team may use foreign currency contracts or
limitation.            derivatives to hedge against changes in currency exchange

                       rates.

                       [SYMBOL] ------------------------------------------------

Risks you should       The Equity Portfolio principally invests in equity
be aware of            securities, which may go up or down in value, sometimes
                       rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility.
                       The portfolio may be affected by the following risks, among others:

                       . price volatility - the value of the portfolio changes as the prices of the investments it holds go up or down. The portfolio managers look for companies they think have the potential for rapid growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests in equities that are "undervalued," for example.


                       . foreign investing - foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

                       . derivatives and forward contracts - derivatives derive their value from the value of an underlying security, a group of securities, or an index. Derivatives and forward contracts could increase a portfolio's volatility or reduce returns.

                       . short-term trading - the portfolio may engage in short-term trading, which could result in higher trading costs and reduce performance.

                                                                EQUITY PORTFOLIO

                    [SYMBOL] ---------------------------------------------------

How the             Year by year total return (%)
portfolio has       as of December 31 each year/1/
performed

The bar chart
shows how the
portfolio's         [GRAPH OF EQUITY PORTFOLIO APPEARS HERE]
performance has
varied over the
past 10 years.       91    92   93     94     95
                    ----- ---- ----- ------ ------
The table below     29.77 6.30 16.06 (2.87) 23.80
the bar chart
compares the         96    97    98    99     00
portfolio's         ----- ----- ----- ----- -------
performance with    28.03 18.18 30.28 38.54 (25.17)
the Russell 1000
Growth Index, an
index of large      Best and worst quarterly performance during this period:
companies that      4th quarter 1999: 25.74%; 4th quarter 2000: (22.85)%
have high price-
to-book ratios      Average annual total return
and forecasted      as of December 31, 2000          1 year    5 years  10 years
growth values.      ------------------------------------------------------------
It also compares    Equity Portfolio/1/              (25.17)%  15.37%   14.67%
performance with    Russell 1000 Growth Index        (22.42)%  18.14%   17.33%
the Standard &      Standard & Poor's 500 Composite
Poor's 500           Stock Price Index                (9.11)%  18.35%   17.46%
Composite Stock
Price Index, an     /1/ Putnam Investment Management, LLC began managing the
index of the            portfolio on December 1, 2001, and investment
stocks of               strategies changed at that time. Other firms managed
approximately           the portfolio before that date. Performance of the
500 large-              Equity Portfolio before 1995 is based on the
capitalization          performance of the portfolio of the Pacific Corinthian
U.S. companies.         Variable Fund, which the Pacific Select Fund acquired
                        on December 31, 1994.
Returns do not
reflect fees and
expenses
associated with
any variable
annuity contract
or variable life
insurance
policy, and
would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is
important-but
it's no
guarantee of how
it will perform
in the future.

For information
on how Putnam
has managed
substantially
similar
accounts, see
page 16.

                    [SYMBOL] ---------------------------------------------------

Who manages the     Paul C. Warren is a managing director of Putnam. He joined
portfolio           Putnam in 1997 and was previously associated with IDS Fund
                    Management.
[LOGO OF PUTNAM
INVESTMENTS         Paul E. Marrkand is a senior vice president of Putnam. He
APPEARS HERE]       has been associated with Putnam since 1987.

The Equity          Michael P. Stack is a senior vice president of Putnam. He
Portfolio is        joined Putnam in 1997 and was previously associated with
managed by a        Independence Investment Associates Inc.
team of
portfolio           Kevin M. Divney is a senior vice president of Putnam. He
managers at         joined Putnam in 1997 and was previously associated with
Putnam              Franklin Portfolio Associates LLC.
Investment
Management, LLC     James C. Wiess is a senior vice president of Putnam. He
(Putnam). You'll    joined Putnam in 2000 and was previously associated with
find more about     J.P. Morgan Company.
Putnam on
page 14.

ABOUT THE PORTFOLIOS   AGGRESSIVE EQUITY PORTFOLIO

                       This portfolio is not available for:

                       . Pacific Corinthian variable annuity contracts.

                [SYMBOL] -------------------------------------------------------

The portfolio's        This portfolio seeks capital appreciation. No
investment goal        consideration is given to income.

                [SYMBOL] -------------------------------------------------------

What the portfolio     This portfolio's principal investment strategy is to
invests in             invest in small and medium-sized companies, but it may
                       also invest in larger, more well-established companies.
A company's            It tends to emphasize companies that have a total market
"capitalization"       capitalization of up to $10 billion at time of purchase.
is a measure of        The portfolio focuses primarily on U.S. companies, but
its size.              may invest in companies located outside of the U.S.

Capitalization
is calculated by       Investments principally include common stocks, as well as
multiplying the        preferred stocks, fixed income securities - some of which
current share          can be converted to equity securities, and warrants.

price by the
number of shares       The portfolio management team considers, among other
held by                factors, a company's valuation, financial strength,
investors.             competitive position in its industry, projected future
                       earnings, cash flows and dividends when making investment
Price to               decisions.
earnings ratio
(P/E) is one way       The team may use derivatives (such as options, futures,
of measuring the       swaps and warrants) to try to increase returns, for
value of a             hedging purposes, as a substitute for securities, or to
company. It's          otherwise help achieve the portfolio's investment goal.
simply the price       The team may use foreign currency contracts or
of a stock             derivatives to hedge against changes in currency
divided by its         exchange rates.
estimated or
actual earnings
per share. A
high P/E ratio
could indicate a
high level of
investor
confidence in
the company.

                [SYMBOL] -------------------------------------------------------

Risks you should       The Aggressive Equity Portfolio principally invests in
be aware of            equity securities, which may go up or down in value,
                       sometimes rapidly and unpredictably. While equities may offer the potential for greater long-term growth than most fixed income securities, they generally have higher volatility. The portfolio may be affected by the following risks, among others:

Companies that         . price volatility - the value of the portfolio changes
are in their             as the prices of its investments go up or down. This
developmental            portfolio invests in companies that the team thinks
stages may have          have the potential for above average growth, which
a greater degree         may give the portfolio a higher risk of price
of price                 volatility than a portfolio that invests principally in
volatility than          equities that are "undervalued."

more established
companies              Small and medium-sized companies may be more susceptible
because there's        to greater price swings than large companies because they
less evidence          may have fewer financial resources, limited product and
that their             market diversification and many are dependent on a few
research and           key managers. Small companies and companies in cyclical
development            industries may be particularly susceptible to rapid price
efforts will           swings during periods of economic uncertainty.

result in future
growth.

The portfolio          . foreign investing - foreign investments may be
may invest up to         riskier than U.S. investments for many reasons,
20% of its               including changes in currency exchange rates, unstable
assets in                political and economic conditions, a lack of adequate
foreign                  and timely company information, differences in the way
investments that         securities markets operate, relatively lower market
are principally          liquidity, less stringent financial reporting and
traded outside           accounting standards and controls, less secure foreign
the U.S.                 banks or securities depositories than those in the
American                 U.S., and foreign controls on investment.
Depositary
Receipts (ADRs)        . derivatives and forward contracts - derivatives derive
are excluded for         their value from the value of an underlying security, a
purposes of this         group of securities, or an index. Derivatives and
limitation.              forward contracts could increase a portfolio's
                         volatility or reduce returns.

                       . changes in interest rates - the value of the
                         portfolio's investments may fall when interest rates rise. This portfolio may be sensitive to changes in interest rates because it may invest in fixed income securities.

                                                     AGGRESSIVE EQUITY PORTFOLIO

                      [SYMBOL] -------------------------------------------------

Risks you should be   .  credit - the portfolio could lose money if the issuer
aware of (continued)     of a fixed income security is unable to meet its
                         financial obligations or goes bankrupt.

                      . short-term trading - the portfolio may engage in short-term trading, which could result in higher trading costs and reduce performance.

                      [SYMBOL] -------------------------------------------------

How the portfolio     Year by year total return (%)
has performed         as of December 31 each year/1/,/2/

The bar chart shows
how the portfolio's
performance has
varied since its      [GRAPH OF AGGRESSIVE EQUITY PORTFOLIO APPEARS HERE]
inception.
                       96    97     98     99      00
The table below       ----  ----  -----  -----  -------
the bar chart         7.86  3.78  13.22  27.35  (21.06)
compares the
portfolio's           Best and worst quarterly performance during this period:
performance with      4th quarter 1999: 24.91%; 4th quarter 2000: (16.56)%
the Russell 2500
Index, an index       Average annual total return                Since inception
of the stocks of      as of December 31, 2000     1 year 3 years (April 1, 1996)
approximately         ----------------------------------------------------------
2,500 mid-            Aggressive Equity
capitalization         Portfolio/2/              (21.06)%  4.41%   5.23%
U.S. companies        Russell 2500 Index            4.27%  9.12%  13.40%
and the Russell       Russell 2500 Growth Index  (16.10)% 10.38%  11.26%
2500 Growth
Index, an index       /1/ Total return for 1996 is for the period from April 1,
of the stocks of          1996 (commencement of operations) to December 31,
approximately             1996.
1,600 small to        /2/ Putnam Investment Management, LLC began managing the
mid-capitalization        portfolio on December 1, 2001 and investment
U.S. companies            strategies changed at that time. Other firms managed
displaying                the portfolio before that date.
faster than
average growth.

Returns do not
reflect fees and
expenses
associated with
any variable
annuity contract
or variable life
insurance
policy, and
would be lower
if they did.

Looking at how a
portfolio has
performed in the
past is
important- but
it's no
guarantee of how
it will perform
in the future.

For information
on how Putnam
has managed
substantially
similar
accounts, see
page 17.

                      [SYMBOL] -------------------------------------------------

Who manages the       Joseph P. Joseph is a managing director of Putnam. He has
portfolio             been associated with Putnam since 1994.

[LOGO OF PUTNAM       Sandeep Mehta is a senior vice president of Putnam. He has
INVESTMENTS           been associated with Putnam since 1996.
APPEARS HERE]
                      Gerald I. Moore is a senior vice president of Putnam. He
The Aggressive        joined Putnam in 1997 and was previously associated with
Equity Portfolio      Boston Company Asset Management.
is managed by a
team of
portfolio
managers at
Putnam
Investment
Management, LLC
(Putnam). You'll
find more about
Putnam on
page 14.

MANAGING THE PACIFIC SELECT FUND


                    -----------------------------------------------------------
Managing the        Managing the Pacific Select Fund is amended by adding the
Pacific Select      following information:
Fund
                    -----------------------------------------------------------
                    Putnam Investment Management, LLC (Putnam) is one of the
                    oldest and largest money management firms in the U.S.
[LOGO OF PUTNAM     Putnam is an indirect subsidiary of Marsh & McLennan
INVESTMENTS         Companies, Inc. a publicly-owned holding company whose
APPEARS HERE]       principal businesses are international insurance and
                    reinsurance brokerage, employee benefit consulting and
Putnam Investment   investment management. As of September 30, 2001, Putnam
Management, LLC     and its affiliates managed $286 billion in assets.
One Post Office
Square              Putnam manages the Equity Income, Research, Equity and
Boston, MA 02109    Aggressive Equity Portfolios.

                    -----------------------------------------------------------
Information         Effective December 1, 2001, Putnam became the portfolio
concerning          manager of the Equity and Aggressive Equity Portfolios.
portfolio
manager change      At a meeting held on October 8, 2001, Pacific Select
                    Fund's board of trustees, including a majority of independent trustees, approved Putnam Investment
                    Management, LLC to serve as the new portfolio manager of the Equity and Aggressive Equity Portfolios effective
                    December 1, 2001 and approved a new portfolio management agreement with Putnam. In reaching this determination, the board considered, among other things, (1) the experience of the personnel in Putnam in managing other accounts with similar investment objectives and policies as those of the Equity and Aggressive Equity Portfolios, (2) the recommendations of the adviser, (3) that the best interests of the portfolios' shareholders would be served and (4) that the adviser's efforts to provide high quality investment management services would be enhanced if Putnam were engaged.

                    The board also considered the fact that the portfolio management fee schedule to be paid to Putnam under the new portfolio management agreement did not increase from the fee schedules paid to the current managers. In this regard, the board considered, among other factors, the adviser's expenses associated with the operation of the fund and the portfolios, and the services provided by the adviser in connection with the variable contracts. There are no material differences in the terms under the old and new portfolio management agreements. There is no change to the advisory fee paid by the portfolio to the adviser (Pacific Life).


                    -----------------------------------------------------------

Information         Janus' Chief Executive Officer (CEO) sold his remaining
concerning Janus    600,000 shares in Janus to Janus' parent company, Stilwell
                    Financial, Inc. (the Transaction) in November, 2001. Under the terms of the Transaction, Janus' current CEO will not have the right to select a majority of the Janus Board of Directors (Management Rights) after a certain date, currently estimated to be on or about March 28, 2002. For that reason, the Transaction could be considered a change of control of Janus.


                    Under the 1940 Act, a change of control triggers an "assignment" of the current advisory agreement. Generally, an assignment requires a shareholder vote of a new advisory agreement. However, under an exemptive order from the SEC, Pacific Life and Pacific Select Fund can hire, terminate and replace the portfolio managers (except, as a general matter, portfolio managers affiliated with Pacific
                    Life) without shareholder approval.

                    Accordingly, at a meeting held on October 8, 2001, Pacific Select Fund's board of trustees, including a majority of independent trustees, approved a new portfolio management agreement for Janus effective when the Management Rights terminate. In approving the new portfolio management agreement, the board considered among other things: (1) the new portfolio management agreement is the same in all material respects as the current agreement, (2) there were no changes in the advisory or portfolio management fee schedules, (3) no change is expected in Janus' operations or its day-to-day management as a result of the Transaction, and (4) the recommendation of the adviser (Pacific Life).

MANAGING THE PACIFIC SELECT FUND

                    -----------------------------------------------------------

Fees and            The table below shows the advisory fee and fund expenses
expenses paid by    as an annual percentage of each portfolio's average daily
the fund            net assets, based on the year 2000 unless otherwise noted.
                    To help limit fund expenses, effective July 1, 2000
The fund pays       Pacific Life contractually agreed to waive all or part of
Pacific Life an     its investment advisory fees or otherwise reimburse each
advisory fee for    portfolio for operating expenses (including organizational
the services it     expenses, but not including advisory fees, additional
provides as         costs associated with foreign investing and extraordinary
investment          expenses) that exceed an annual rate of 0.10% of its
adviser. It also    average daily net assets. Such waiver or reimbursement is
pays for all of     subject to repayment to Pacific Life to the extent such
the costs of its    expenses fall below the 0.10% expense cap. Any amounts
operations, as      repaid to Pacific Life will have the effect of increasing
well as for         such expenses of the portfolio, but not above the 0.10%
other services      expense cap. For each portfolio, Pacific Life's right to
Pacific Life        repayment of amounts waived and/or reimbursed is limited
provides through    to amounts that do not cause such expenses to exceed the
a support           new 0.10% expense cap. There is no guarantee that Pacific
services            Life will continue to cap expenses after December 31,
agreement.          2002. In 2000, Pacific Life reimbursed approximately
                    $13,202 to the I-Net Tollkeeper Portfolio, $36,311 to the
Pacific Life        Strategic Value Portfolio, $34,134 to the Focused 30
uses part of the    Portfolio and $27,505 to the Small-Cap Index Portfolio.
advisory fee to

pay for the
services of the
portfolio
managers.


                 -------------------------------------------------------------------------------------
                                                                               Less
                                           Advisory Other    12b-1    Total    adviser's     Total net
                 Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                 -------------------------------------------------------------------------------------
                                                   As an annual % of average daily net assets
                 Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                 Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                 Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                 Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                 Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                 International Large-Cap   1.05     0.12     --       1.17      --           1.17
                 I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                 Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                 Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                 Technology/1/             1.10     0.08     --       1.18      --           1.18
                 Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                 Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                 Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                  (formerly Equity
                  Income)
                 Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                 Growth LT                 0.75     0.04     --       0.79      --           0.79
                 Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                 Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                 International Value       0.85     0.11     --       0.96      --           0.96
                 Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                 Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                 Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                 Equity Index              0.25     0.04     --       0.29      --           0.29
                 Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                 REIT                      1.10     0.04     --       1.14      --           1.14
                 Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                 Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                 Money Market              0.34     0.04     --       0.38      --           0.38
                 High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                 Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                 Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                 Equity                    0.65     0.04     --       0.69      --           0.69
                 Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                 Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                 -------------------------------------------------------------------------------------

                 /1/ Expenses are estimated. There were no actual advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.

                 /2/ Total adjusted net expenses for these portfolios, after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.50% for I-Net Tollkeeper Portfolio (adjusted for the reduced advisory fee rate/3/), 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio and 0.90% for Large-Cap Value Portfolio.


                 /3/ Effective January 1, 2002, advisory fee is reduced from the annual rate of 1.50% of average daily net assets to 1.40%.

                 + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

PERFORMANCE OF COMPARABLE ACCOUNTS

--------------------------------------------------------------------------------
PUTNAM INVESTMENT MANAGEMENT, LLC
--------------------------------------------------------------------------------

This chart to the   This chart does not show you the performance of the Equity
right shows the     Portfolio -- it shows the performance of similar accounts
historical          managed by Putnam.
performance of
the Putnam Equity   -----------------------------------------------------------
Composite. Each     Total returns for the periods ending December 31, 2000
of the two mutual
fund accounts in                        Putnam Equity        Russell 1000
the composite as    Period              Composite (%)/1/     Growth Index (%)/2/
of 12/31/00 (and    ------------------------------------------------------------
as of 9/30/01)      1/1/01-9/30/01 (not
has investment       annualized)           (30.35)              (30.89)
objectives,         2000                   (17.38)              (22.42)
policies and        1999                    55.28                33.16
strategies that     1998                    23.17                38.71
are substantially   1997                    25.20                30.49
similar to those    1996                    12.07                23.12
of the Equity       1995                    39.34                37.18
Portfolio.          1994                    (0.05)                2.62
                    1993                    17.96                 2.87
The performance     ------------------------------------------------------------
shows the           1 year                 (17.38)              (22.42)
historical track    3 years                 16.47                12.73
record of the       5 years                 17.26                18.14
portfolio manager   Since Inception/3/      17.54                16.24
and is not          ------------------------------------------------------------
intended to imply
how the Equity      /1/This column shows performance after advisory fees and
Portfolio has          operating expenses charged to the accounts in the
performed or will      composite have been deducted, including custody fees and
perform. Total         other expenses normally paid by mutual funds and which
returns represent      the Equity Portfolio will pay. The Equity Portfolio's
past performance       fees and expenses are generally expected to be higher
of the composite and   than those reflected in the Putnam Composite which would
not the Equity         reduce performance. Composite results are asset weighted
Portfolio.             and calculated on a monthly basis. Quarterly and annual
                       composite performance figures are computed by linking
Returns do not         monthly returns. Performance figures for each account are
reflect fees and       calculated monthly. Monthly market values include income
expenses               accruals.
associated with
any variable        /2/This column shows the performance of the Russell 1000
annuity contract       Growth Index, an index of companies with a greater-than-
or variable life       average growth orientation. Companies in this Index
insurance policy,      have higher price-to-book and price-earnings ratios,
and would be           lower dividend yields and higher forecasted growth
lower if they          rates than companies in the Russell 1000 Value Index.
did.                   Results include reinvested dividends.

                    /3/The inception date of the composite was January 1, 1993.
                       However, the performance of each of the component mutual funds in the composite was 50.31 and 46.09 for 1991 and
                       9.72 and 10.36 for 1992.

PERFORMANCE OF COMPARABLE ACCOUNTS

------------------------------------------------------------------------------
PUTNAM INVESTMENT MANAGEMENT, LLC
------------------------------------------------------------------------------

This chart to the   This chart does not show you the performance of the
right shows the     Aggressive Equity Portfolio -- it shows the performance of
historical          a similar account managed by Putnam.
performance of
Class A shares of   -----------------------------------------------------------
a Putnam-managed    Total returns for the periods ending December 31, 2000
mutual fund that
has investment                                    Putnam-managed
objectives,                                       Mutual Fund,   Russell 2500
policies and        Period                        Class A (%)/1/ Index (%)/2/
strategies that     ---------------------------------------------------------
are substantially   1/1/01-9/30/01 (not annualized)  (21.97)        (15.68)
similar to those    2000                              21.93           4.27
of the Aggressive   1999                              27.04          24.14
Equity Portfolio.   1998/3/                           (4.38)         (4.88)
                    ---------------------------------------------------------
The performance     1 year                            21.93           4.27
shows the           Since Inception/3/                16.39           8.37
historical track    ---------------------------------------------------------
record of the
portfolio manager   /1/This column shows performance (calculated in
and is not             accordance with SEC standards) of a comparable Putnam-
intended to imply      managed fund after Class A advisory fees and operating
how the                expenses have been deducted, including custody fees and
Aggressive Equity      other expenses normally paid by mutual funds and which
Portfolio has          the Aggressive Equity Portfolio will pay. The Aggressive
performed or will      Equity Portfolio's fees and expenses are generally
perform. Total         expected to be higher than those reflected in the Putnam
returns represent      Composite which would reduce performance. Composite
past performance       results are asset weighted and calculated on a monthly
of Class A shares      basis. Quarterly and annual composite performance figures
of the comparable      are computed by linking monthly returns. Performance
mutual fund and        figures for each account are calculated monthly. Monthly
not the                market values include income accruals.
Aggressive Equity
Portfolio.          /2/This column shows the performance of the Russell 2500
                       Index, an index of 2,500 of the smallest companies in the
Returns do not         Russell 3000 Index. Results include reinvested dividends.
reflect fees and
expenses            /3/The inception date of the composite was June 1, 1998.
associated with        Total returns and expenses are not annualized for the
any variable           first year of operations.
annuity contract
or variable life
insurance policy,
and would be
lower if they
did.

                 Supplement dated January 1, 2002 to the

 Statement of Additional Information for the Pacific Select Fund dated May 1,
                         2001 as amended July 25, 2001

   This supplement revises the Fund's Statement of Additional Information to reflect the following:

   The "Equity Income Portfolio" has been renamed the "Large-Cap Core Portfolio". Accordingly, all references in the current Statement of Additional Information to the "Equity Income Portfolio" managed by J.P. Morgan Investment Management Inc. are now references to the "Large-Cap Core Portfolio". All references in this supplement to the "Equity Income Portfolio" are references to the new Portfolio managed by Putnam Investment Management, LLC.


   The first sentence of the cover page is revised to appear as follows:

   The Pacific Select Fund is an open-end management investment company currently offering thirty-three investment portfolios.

   In the second sentence of the cover page, the Equity Income Portfolio and Research Portfolio are added to the list of diversified portfolios.

Under ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS, the following changes are made:

   The following subsections are amended to appear as follows:

Aggressive Equity Portfolio

   In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest a portion of its assets in: high-quality money market instruments; mortgage-related and asset-backed securities; convertible securities; repurchase agreements and reverse repurchase agreements; small capitalization stocks; ADRs; U.S. government securities, its agencies or instrumentalities; U.S. dollar-denominated obligations of foreign governments, foreign government agencies and international agencies; variable and floating rate securities; firm commitment agreements; warrants and rights; when-issued securities; and securities of foreign issuers traded in the U.S. securities markets and outside the U.S. (including commercial paper), provided that the Portfolio may not acquire a security of a foreign issuer principally traded outside the U.S. if, at the time of such investment, more than 20% of the Portfolio's assets would be invested in such foreign securities. ADRs are excluded for purposes of this limitation.


   The Portfolio may invest in U.S. dollar-denominated corporate debt securities of domestic issuers (including U.S. dollar-denominated debt securities of foreign issuers) and debt securities of foreign issuers denominated in foreign currencies rated Baa by Moody's or BBB by S&P, or, it not rated by Moody's or S&P, of equivalent quality as determined by the Portfolio Manager. For more information on the risks of such securities see "Description of Bond Ratings" in the Appendix.

   Bank obligations of foreign banks (including U.S. branches of foreign banks) in which the Portfolio may invest must, at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets be among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the U.S.; and (iv) in the opinion of the Portfolio Manager, be of an investment quality comparable to obligations of U.S. banks in which the Portfolio may invest.

   In pursuing its investment objectives, the Portfolio may purchase put and call options on securities and securities indexes and may write covered call and secured put options. The Portfolio may also purchase and sell stock index futures contracts and options thereon. The Portfolio may buy or sell foreign currencies on a spot (cash) basis and enter into forward foreign currency contracts or purchase and write options on foreign currencies or foreign currency futures contracts and purchase and write options thereon. The Portfolio may trade futures contracts and options on futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the U.S. The Portfolio may also engage in short sales against the box, as long as no more than 15% of the Portfolio's net assets would be subject to such short sales at any time.

Equity Portfolio

   In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in: U.S. government securities; small capitalization stocks; corporate bonds; convertible securities, money market instruments; precious metals-related securities; mortgage-related and asset-backed securities; and securities of foreign issuers traded in the U.S. securities markets and outside the U.S. (including commercial paper), provided that the Portfolio may not acquire a security of a foreign issuer principally traded outside the U.S. if, at the time of such investment, more than 20% of the Portfolio's assets would be invested in such foreign securities. ADRs are excluded for purposes of this limitation. The Portfolio may invest in warrants; however, not more than 5% of the market value of its assets (at the time of purchase) may be invested in warrants other than warrants acquired in units or attached to other securities; and rights; bank obligations; variable and floating rate securities; firm commitment agreements; and when-issued securities. In addition, the Portfolio may invest in commercial paper (1) rated at the time of purchase Prime-1 by Moody's or A-1 by S&P or (2) if not rated by either Moody's or S&P, issued by a corporation having an outstanding debt issue rated Aa or better by Moody's or AA or better by S&P. The Portfolio may also engage in short sales against the box, as long as no more than 15% of the Portfolio's net assets would be subject to such short sales at any time.


   The Portfolio may also purchase and write put and call options on securities and stock indices and enter into stock index futures contracts and options thereon and swap transactions. The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity. The Portfolio may also purchase Standard & Poor's Depositary Receipts ("SPDRs"). See "Investment in other Investment Company Securities" for more information.


   The Portfolio may not engage in Loan Participations.

Mid-Cap Value Portfolio


   The third paragraph is amended to eliminate the limitation on investing in REITs by deleting:


  "although it currently intends to limit its investments in REITs to no more than 5% of its assets" from the last sentence.


   The following subsections are added:


Large-Cap Value Portfolio

   The second paragraph is amended to allow the Portfolio to sell (write) put and call options:

  (a) by inserting "and write" after "purchase" in the first sentence; and

  (b) by inserting "purchase and write" before "options thereon;" in the first sentence; and

  (c) by inserting "purchase and write" before "options on currencies;" in the first sentence.

Equity Income Portfolio (managed by Putnam)

   In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in commercial paper; bank obligations; repurchase agreements; or other short-term debt obligations; fixed income securities, such as inverse floating obligations, premium securities, interest-only or principal-only classes of mortgage-backed securities; zero coupon and payment-in-kind bonds; loan participations; floating rate and variable rate demand notes; mortgage-backed and asset-backed securities, such as collateralized mortgage obligations ("CMOs"); hybrid instruments; swap agreements; structured investments; securities of other investment companies; municipal securities; stand-by commitments; municipal leases; warrants and rights; convertible securities; and private placement and restricted securities. The Portfolio is also permitted to invest up to 20% of its assets in foreign securities that are principally traded outside the U.S., including emerging markets investments. ADRs are excluded for purposes of this limitation. The Portfolio may also invest up to 20% of its assets in bonds rated lower than Baa by Moody's or BBB by S&P, or if not rated by Moody's or S&P, of equivalent quality as determined by the Portfolio Manager. The Portfolio may engage in short sales and short sales against the box.

   In addition to the derivatives activities described in the Prospectus, the Portfolio may purchase securities on margin and may purchase and sell futures contracts on securities, interest rates, indices, and foreign currencies, and options thereon. The Portfolio may engage without limit in foreign currency exchange transactions, such as foreign currency options, foreign currency forward contracts, and foreign currency futures contracts. The Portfolio may also engage in the purchase and writing of put and call options on securities that are traded on U.S. and foreign exchanges and over-the-counter. The Portfolio may purchase and write options on the same types of securities that the Portfolio may purchase directly.


Research Portfolio

   In addition to the investment policies and techniques described in the Prospectus, the Portfolio may also invest in commercial paper; bank obligations; repurchase agreements; or other short-term debt obligations; fixed income securities, such as inverse floating obligations, premium securities, interest-only or principal-only classes of mortgage-backed securities; zero coupon and payment-in-kind bonds; loan participations; floating rate and variable rate demand notes; mortgage-backed and asset-backed securities, such as collateralized mortgage obligations ("CMOs"); hybrid instruments; swap agreements; structured investments; securities of other investment companies; municipal securities; stand-by commitments: municipal leases; warrants and rights; convertible securities; and private placement and restricted securities. The Portfolio is also permitted to invest up to 20% of its assets in foreign securities that are principally traded outside the U.S., including emerging markets investments. ADRs are excluded for purposes of this limitation. The Portfolio may engage in short sales and short sales against the box.


   In addition to the derivatives activities described in the Prospectus, the Portfolio may purchase securities on margin and may purchase and sell futures contracts on securities, interest rates, indices, and foreign currencies, and options thereon. The Portfolio may engage without limit in foreign currency exchange transactions, such as foreign currency options, foreign currency forward contracts, and foreign currency futures contracts. The Portfolio may also engage in the purchase and writing of put and call options on securities that are traded on U.S. and foreign exchanges and over-the-counter. The Portfolio may purchase and write options on the same types of securities that the Portfolio may purchase directly.


Under SECURITIES AND INVESTMENT TECHNIQUES, the following changes are made:

   Under the subsection Municipal Securities, the following paragraph is added as a new last paragraph:

   When a Portfolio purchases municipal securities, the Portfolio may acquire stand-by agreements from banks and broker-dealers with respect to those municipal securities. A stand-by commitment may be considered a security independent of the municipal security to which it relates. The amount payable by a bank or broker-dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying municipal security. As with many principal over-the-counter transactions, there is counter-party risk of default which could result in a loss to the Portfolio.


   Under the subsection Warrants and Rights, the following paragraph is added as a new last paragraph:

   Warrants may be purchased with values that vary depending on the change in value of one or more specified indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise.

Under INVESTMENT RESTRICTIONS, the following changes are made:

   Under the subsection Fundamental Investment Restrictions:

   Restriction (iii) is amended to appear as follows:

   invest in a security if, as a result of investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer (for Equity Income and Research Portfolios, this restriction applies with respect to 75% of its total assets);

   The final paragraph in this subsection is amended by adding reference to the Equity Income Portfolio and Research Portfolio.

   Under the subsection Nonfundamental Investment Restrictions:


   Restriction (ii) is amended to appear as follows:

   sell property or securities short, except the Mid-Cap Value, International Value, Mid-Cap Growth, Global Growth, Equity Income, Research and Large-Cap Value Portfolios; or sell short against the box, except the Blue Chip, Aggressive Growth, Aggressive Equity, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Strategic Value, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Income, Research and Large-Cap Value Portfolios;

   Restriction (iii) is amended to appear as follows:

   purchase warrants if immediately after and as a result of such purchase more than 10% of the market value of the total assets of the Portfolio would be invested in such warrants, except for the Diversified Research, International Large-Cap, I-Net Tollkeeper, Equity Income, and Research Portfolios;

   Restriction (iv) is amended to appear as follows:

   except the I-Net Tollkeeper, Growth LT, Mid-Cap Value, International Value, Equity Income, or Research Portfolios, purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities) but it may make margin deposits in connection with transactions in options, futures, and options on futures;

Under ORGANIZATION AND MANAGEMENT OF THE FUND, the following changes are made:

   The first sentence is replaced with the following:

   The Fund was organized as a Massachusetts business trust on May 4, 1987, and currently consists of thirty-three separate Portfolios.

   Under the subsection Trustees and Officers, the first and second sentences in the second paragraph are replaced with the following:


   Trustees other than those affiliated with Pacific Life Insurance Company ("Pacific Life" or the "Adviser") or a Portfolio Manager, currently receive an annual fee of $44,000 and $2,750 for each Board of Trustees meeting attended, and $2,200 for each Audit, Policy, or Nominating Committee meeting attended, plus reimbursement of related expenses. In addition, the Chairman of the Fund's Audit, Policy and Nominating Committees each receive an additional annual fee of $3,000, $3,000 and $2,000, respectively.


   The third paragraph is replaced with the following:


   None of the Trustees or Officers directly own shares of the Fund. As of December 31, 2001, the Trustees and Officers as a group owned Variable Contracts that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of the Fund.


   Under the subsection Investment Adviser, the sixth paragraph is amended by adding the following before the last sentence:

   An Addendum to the Advisory Contract for the Equity Income and Research Portfolios was approved by the Board of Trustees, including a majority of the Trustees who are not parties to the Advisory Contract or interested persons of such parties, at a meeting held on October 8, 2001, and by the sole shareholder of those Portfolios on December 21, 2001.


   The seventh paragraph is amended by deleting the fourth sentence from the end of the paragraph and replacing it with the following:

   For the I-Net Tollkeeper Portfolio the Fund pays 1.40% of the average daily net assets of the Portfolio. For the Equity Income Portfolio, the Fund pays
 .95% of the average daily net assets of the Portfolio. For the Research Portfolio, the Fund pays 1.00% of the average daily net assets of the Portfolio.

   The last paragraph is amended to add reference to the Equity Income and Research Portfolios to the list of Portfolios contained in the fourth sentence.

   Under the subsection Portfolio Management Agreements:

   The third, fourth and fifth sentences of the first paragraph under the fee schedule for the Strategic Value, Growth LT and Focused 30 Portfolios are replaced with the following:

   As of September 30, 2001, Stilwell Financial, Inc. ("Stilwell") owned approximately 91.6% of the outstanding voting stock of Janus. Upon completion of a pending stock sale transaction, Stilwell will own approximately 97.8% of Janus' outstanding voting stock. This transaction is expected to close during the fourth quarter of 2001.

   The following disclosure replaces the disclosure with respect to the Aggressive Equity Portfolio and the Equity Portfolio:

   Pursuant to a Portfolio Management Agreement between the Fund, the Adviser, and Putnam Investment Management, LLC ("Putnam"), One Post Office Square, Boston, MA 02109, which became effective December 1, 2001, Putnam became the Portfolio Manager and provides investment advisory services to the Aggressive Equity Portfolio and Equity Portfolio. For the services provided, Pacific Life pays a monthly fee to Putnam according to the following fee schedules:

                          Aggressive Equity Portfolio

                     Rate (%)        Break Point (assets)
                     --------       ---------------------
                       .60%         On first $100 million
                       .45%         On next $400 million
                       .40%         On excess

                               Equity Portfolio

                     Rate (%)        Break Point (assets)
                     --------       ---------------------
                       .35%         On first $100 million
                       .30%         On next $100 million
                       .25%         On next $800 million
                       .20%         On excess

   From May 1, 1998 through November 30, 2001, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Alliance Capital Management L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, NY 10105, Alliance Capital served as the Portfolio Manager and provided investment advisory service to the Aggressive Equity Portfolio.

   From May 1, 1998 through November 30, 2001, pursuant to a Portfolio Management Agreement between the Fund, the Adviser and Goldman Sachs Asset Management ("Goldman Sachs"), 32 Old Slip, New York, NY 10005, Goldman Sachs served as the Portfolio Manager and provided investment advisory services to the Equity Portfolio.


   Pursuant to a Portfolio Management Agreement and an addendum to the Agreement between the Fund, the Adviser and Putnam, which became effective January 1, 2002, Putnam is the Portfolio Manager and provides investment advisory services to the Equity Income and Research Portfolios. For the services provided, Pacific Life pays a monthly fee to Putnam according to the following fee schedules:

                            Equity Income Portfolio

                     Rate (%)        Break Point (assets)
                     --------       ---------------------
                       .65%         On first $150 million
                       .60%         On next $150 million
                       .55%         On excess

                              Research Portfolio

                     Rate (%)        Break Point (assets)
                     --------       ---------------------
                       .75%         On first $250 million
                       .65%         On excess

   Putnam is a subsidiary of Putnam Investments, LLC, a wholly-owned subsidiary of Putnam Investment Trust. Putnam Investment Trust is a holding company which in turn is, except for a minority stake owned by employees, owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management. Putnam is one of the oldest and largest money management firms in the U.S. As of September 30, 2001, Putnam and its affiliates managed $286 billion in assets.

   The fee schedule for the I-Net Tollkeeper Portfolio is replaced with the following schedule:

                          I-Net Tollkeeper Portfolio

                     Rate (%)        Break Point (assets)
                     --------       ---------------------
                       .85%         On first $500 million
                       .75%         On next $500 million
                       .70%         On excess

   The last paragraph is replaced with the following:

   The Portfolio Management Agreements are not exclusive, and each Portfolio Manager is currently providing investment advisory services to other clients, including other investment companies.

   Under the subsection Distribution of Fund Shares, the last paragraph is replaced with the following:

   As of October 31, 2001, Pacific Life beneficially owned 0% of the outstanding shares of the Portfolios. Pacific Asset Management LLC ("PAM"), a wholly-owned subsidiary of Pacific Life, beneficially owned 9.65% of the outstanding shares of the Global Growth Portfolio, 4.33% of the outstanding shares of the Telecommunications Portfolio, including monies paid in connection with the initial capital advances made to the Fund, and 0% of the outstanding shares of the other Portfolios of the Fund. Pacific Life and PAM would exercise voting rights attributable to any shares of the Fund owned by them in accordance with voting instructions received by Owners of the Policies issued by Pacific Life. To this extent, as of October 31, 2001, Pacific Life did not exercise control over any Portfolio.


Under PORTFOLIO TRANSACTIONS AND BROKERAGE, the following change is made:

   Under the subsection Portfolio Turnover the Research Portfolio is added after the Aggressive Equity Portfolio.

Under OTHER INFORMATION, the following change is made:

   Under the subsection Capitalization, the following is added before the last sentence of the last paragraph:

   Estimated expenses incurred in connection with the Fund's organization and establishment of the Equity Income and Research Portfolios were approximately $30,000 per Portfolio.

                              PACIFIC SELECT FUND

Part C:  OTHER INFORMATION

         Item 23.  Exhibits
                   --------

                       (a)(1) Agreement and Declaration of Trust/7/

                       (a)(2) Establishment and Designation of Shares of
                              Beneficial Interest in the Equity Index Series/1/

                       (a)(3) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration of Trust - I-Net Tollkeeper/10/

                       (a)(4) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration of Trust - Focused 30 and Strategic Value/10/

                       (a)(5) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration of Trust - Bond and Income Portfolio/11/

                       (a)(6) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration of Trust - Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip/11/

                       (a)(7) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration of Trust - Large-Cap Core/12/


                       (a)(8) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration - Equity Income and Research /12/


                       (b)    By-Laws/7/

                       (c)    Instruments Defining Rights of Holders of
                              Securities/1/

                       (d)(1) Investment Advisory Agreement/1/

                       (d)(2) Portfolio Management Agreement - Capital Guardian
                              Trust Company/1/

                       (d)(3) Addendum to Goldman Sachs Portfolio Management
                              Agreement/8/

                       (d)(4) Portfolio Management Agreement - J.P. Morgan
                              Investment Management Inc./1/

                       (d)(5) Portfolio Management Agreement - Janus Capital
                              Corporation/1/

                       (d)(6) Portfolio Management Agreement - Morgan Stanley
                              Asset Management/4/

                       (d)(7) Portfolio Management Agreement - Alliance Capital
                              Management L.P./5/

                       (d)(8) Portfolio Management Agreement - Goldman Sachs
                              Asset Management/5/

                (d)(9)  Portfolio Management Agreement - Pacific
                        Investment Management Company/9/

                (d)(10) Addendum to Advisory Agreement - Large-Cap,
                        Mid-Cap, Small-Cap Index, REIT/6/

                (d)(11) Addendum to Portfolio Management Agreement -
                        Janus Capital Corporation/3/

                (d)(12) Addendum to Portfolio Management Agreement -
                        J.P. Morgan Investment Management Inc./3/

                (d)(13) Addendum to Portfolio Management Agreement -
                        Pacific Investment Management Company/3/

                (d)(14) Addendum to Advisory Agreement - International
                        Large-Cap and Diversified Research/7/

                (d)(15) Portfolio Management Agreement - Salomon Brothers
                        Asset Management Inc/6/

                (d)(16) Portfolio Management Agreement - Lazard Asset
                        Management/6/

                (d)(17) Addendum to Portfolio Management Agreement -
                        Morgan Stanley Asset Management/6/

                (d)(18) Addendum to Advisory Agreement - I-Net
                        Tollkeeper/8/

                (d)(19) Portfolio Management Agreement - Capital Guardian
                        Trust Company/7/

                (d)(20) Portfolio Management Agreement - Mercury Advisors/7/

                (d)(21) Addendum to Portfolio Management Agreement -
                        Alliance Capital Management L.P./7/

                (d)(22) Addendum to Advisory Agreement - Focused 30 and
                        Strategic Value/10/

                (d)(23) Addendum to Portfolio Management Agreement -
                        Janus Capital Corporation/10/

                (d)(24) Addendum to Advisory Agreement - Global Growth,
                        Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, Blue Chip and International Value/11/

                (d)(25) Portfolio Management Agreement - AIM/11/

                (d)(26) Portfolio Management Agreement - INVESCO/11/

                (d)(27) Portfolio Management Agreement - MFS/11/

                (d)(28) Portfolio Management Agreement - Lazard
                        Asset Management/11/

                (d)(29) Amendment to Portfolio Management Agreement -
                        Pacific Investment Management Company/11/

                (d)(30) Addendum to Advisory Agreement - Equity Income and
                        Research


                (d)(31) Portfolio Management Agreement - Putnam Investment
                        Management, LLC


                (e)(1)  Distribution Agreement/7/

                (e)(2)  Addendum to Distribution Agreement - I-Net
                        Tollkeeper/8/

                (e)(3) Addendum to Distribution Agreement - Focused 30 and Strategic Value/10/

                (e)(4) Exhibit A to Distribution Agreement - Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth and Blue Chip/11/

                (e)(5) Exhibit to Distribution Agreement - Equity Income and Research


                (f)     Not Applicable

                (g)(1)  Custodian Agreement/1/

                (g)(2)  Custodian Agreement Fee Schedule/3/

                (g)(3) Addendum to Custodian Agreement - Large-Cap, Mid-Cap, Small-Cap Index, REIT/6/

                (g)(4) Addendum to Custodian Agreement - International Large-Cap and Diversified Research/7/

                (g)(5)  Addendum to Custodian Agreement - I-Net
                        Tollkeeper/8/

                (g)(6) Assignment, Amendment and Consent Agreement to Custody Agreement/10/

                (g)(7) Exhibit A to Assignment, Amendment and Consent Agreement to Custody Agreement - Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip/11/

                (g)(8) Exhibit A to Assignment, Amendment and Consent Agreement to Custody Agreement - Equity Income and Research


                (h)(1)  Agency Agreement/1/

                (h)(2)  Participation Agreement/8/

                (h)(3)  Agreement for Support Services/2/

                (h)(4)  Addendum to Agency Agreement - Large-Cap,
                        Mid-Cap, Small-Cap Index, REIT/6/

                (h)(5) Addendum to Agency Agreement - International Large-Cap and Diversified Research/7/

                (h)(6)  Addendum to Agency Agreement - I-Net
                        Tollkeeper/9/

                (h)(7)  Addendum to Participation Agreement - I-Net
                        Tollkeeper/8/

                (h)(8) Addendum to Agency Agreement - Focused 30 and Strategic Value/10/

                (h)(9) Addendum to Participation Agreement - Focused 30 and Strategic Value/10/

                (h)(10) Schedule of Portfolios to Agency Agreement - Global
                        Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue
                        Chip /11/

                (h)(11) Addendum to Participation Agreement - Global
                        Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip/11/

                (h)(12) Expense Limitation Agreement/10/

                (h)(13) Amendment to Expense Limitation Agreement -
                        Strategic Value and Focused 30/10/

                (h)(14) Schedule A to Expense Limitation Agreement - Global
                        Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip/11/

                (h)(15) Schedule of Portfolios to Agency Agreement - Equity
                        Income and Research


                (h)(16) Addendum to Participation Agreement - Equity Income and
                        Research


                (h)(17) Schedule A to Expense Limitation Agreement - Equity
                        Income and Research


                (i)     Opinion and Consent of Counsel/1/

                (j)     Not Applicable

                (k)     Not Applicable

                (l)     Not Applicable

                (m)     Brokerage Enhancement Plan/8/

                (m)(1) Schedule A to Brokerage Enhancement Plan - I-Net Tollkeeper/9/

                (m)(2) Schedule A to Brokerage Enhancement Plan - Focused 30 and Strategic Value/10/

                (m)(3) Schedule A to Brokerage Enhancement Plan -Global Growth, Mid-Cap Growth, Capital Opportunities, Technology, Financial Services, Telecommunications, Health Sciences, Aggressive Growth, and Blue Chip/11/

                (m)(4) Schedule A to Brokerage Enhancement Plan - Equity Income and Research


                (n)     Not Applicable

                (o)     Not Applicable

                (p)(1)  Code of Ethics - Pacific Select Fund/12/

                (p)(2)  Code of Ethics - Alliance Capital Management
                        L.P./12/


                (p)(3)  Code of Ethics - Capital Guardian Trust
                        Company/9/

                (p)(4)  Code of Ethics - Goldman Sachs Asset
                        Management/9/

                (p)(5)  Code of Ethics - J.P. Morgan Investment
                        Management Inc.


                (p)(6)  Code of Ethics - Janus Capital
                        Corporation/9/


                (p)(7)  Code of Ethics - Lazard Asset Management


                (p)(8)  Code of Ethics - Mercury Advisors/9/

                (p)(9)  Code of Ethics - Morgan Stanley Asset
                        Management/12/


                (p)(10) Code of Ethics - Pacific Investment Management
                        Company/9/

                (p)(11) Code of Ethics - Salomon Brothers Asset
                        Management Inc/9/

                (p)(12) Code of Ethics - Pacific Life Insurance Company
                        Securities Division/9/

                (p)(13) Code of Ethics - AIM/10/

                (p)(14) Code of Ethics - INVESCO/10/

                (p)(15) Code of Ethics - MFS/10/

                (p)(16) Code of Ethics - Putnam Investment Management, LLC/12/

------------

/1/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-96-000275 filed on February 1, 1996 and incorporated by reference herein.

/3/ Included in Registrant's Form Type N1A/B, Accession No. 0001017062-97-000728 filed on April 25, 1997 and incorporated by reference herein.

/4/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-97-001012 filed on May 16, 1997 and incorporated by reference herein.

/5/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-000424 filed on March 2, 1998 and incorporated by reference herein.

/6/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-001954 filed on September 4, 1998 and incorporated by reference herein.

/7/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.

/8/ Included in Registrant's Form Type N1A/B, Accession No. 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.

/9/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-00-001495 filed on July 14, 2000 and incorporated by reference herein.

/10/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-00-
     002163 filed on October 18, 2000 and incorporated by reference herein.

/11/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-01-
     000433 filed on February 27, 2001 and incorporated by reference herein.

/12/ Included in Registrant's Form Type NIA/A, Accession No. 0000898430-01-
     502973 filed on October 15, 2001 and incorporated by reference herein.


Item 24.  Persons Controlled by or Under Common Control with the Fund
          -----------------------------------------------------------

     Pacific Life Insurance Company ("Pacific Life"), on its own behalf and on behalf of its Separate Account A, Separate Account B, Pacific Select Variable Annuity, Pacific Select Exec, Pacific COLI, Pacific COLI II, Pacific COLI III, Pacific Select, and Pacific Corinthian Variable Account Separate Accounts ("Separate Accounts"), owns of record the outstanding shares of the Series of Registrant. Pacific Life Insurance Company will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Accounts.


Item 25.  Indemnification
          ---------------

     Reference is made to Article V of the Registrant's Declaration of Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------

     Each investment adviser, and the trustees or directors and officers of each investment adviser and their business and other connections are as follows:

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life Insurance Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Thomas C. Sutton          Director, Chairman of the Board and Chief
                                                      Executive Officer of Pacific Life Insurance
                                                      Company, January 1990 to present; Director,
                                                      Chairman of the Board and Chief Executive
                                                      Officer of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present;
                                                      Director (March 1989 to present) and Chairman
                                                      (July 1989 to present) of Pacific Life & Annuity
                                                      Company (formerly PM Group Life Insurance Co.);
                                                      Director of: Mutual Service Corporation,
                                                      PM Realty Advisors, Inc., Pacific Financial
                                                      Products, Inc., and similar positions with
                                                      various affiliated companies of Pacific Life
                                                      Insurance Company; Director of: Newhall Land &
                                                      Farming; Edison International; The Irvine Company
                                                      and Former Chairman of the American Council of
                                                      Life Insurance; and Former Director of: Pacific
                                                      Corinthian Life Insurance Company, Cadence
                                                      Capital Management Corporation, NFJ Investment
                                                      Group, Inc., Pacific Financial Asset Management
                                                      Corporation, Pacific Investment Management
                                                      Company, Pacific Select Distributors, Inc.
                                                      (formerly Pacific Mutual Distributors, Inc.), and
                                                      former Management Board member of PIMCO Advisors L.P.

Pacific Life                Glenn S. Schafer          Director (November 1994 to present) and President
                                                      (January 1995 to present) of Pacific Life Insurance
                                                      Company; Director and President of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August 1997
                                                      to present; Director of: Pacific Life & Annuity
                                                      Company (formerly PM Group Life Insurance Company);
                                                      Mutual Service Corporation; PM Realty Advisors, Inc.;
                                                      and similar positions with various affiliated companies
                                                      of Pacific Life Insurance Company; Former Director
                                                      of Pacific Corinthian Life Insurance Company; Pacific
                                                      Select Distributors, Inc. (formerly Pacific Mutual
                                                      Distributors, Inc.); and former Management Board member
                                                      of PIMCO Advisors L.P.

Pacific Life                David R. Carmichael       Director (since August 1997), Senior Vice President
                                                      and General Counsel of Pacific Life Insurance
                                                      Company, April 1992 to present; Senior Vice
                                                      President and General Counsel of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August 1997
                                                      to present; Senior Vice President and General
                                                      Counsel of Pacific Life & Annuity Company (formerly
                                                      PM Group Life Insurance Company), July 1998 to present;
                                                      Director of Pacific Life & Annuity (formerly PM Group
                                                      Life Insurance Company); and Association of California
                                                      Health and Life Insurance Companies. Former Director of
                                                      Pacific Corinthian Life Insurance Company; and Association
                                                      of Life Insurance Counsel.


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Audrey L. Milfs           Director (since August 1997), Vice President (since
                                                      April 1991) and Corporate Secretary (since July
                                                      1983) of Pacific Life Insurance Company; Vice
                                                      President and Secretary of Pacific Mutual Holding
                                                      Company and Pacific LifeCorp, August 1997 to
                                                      present; Director of Pacific Life & Annuity Company
                                                      (formerly PM Group Life Insurance Company); Pacific
                                                      Financial Products, Inc.; PM Realty Advisors, Inc.;
                                                      Vice President and Secretary to several affiliated
                                                      companies of Pacific Life Insurance Company

Pacific Life                Khanh T. Tran             Director (since August 1997), Senior Vice President and
                                                      Chief Financial Officer of Pacific Life Insurance
                                                      Company, June 1996 to present; Vice President and
                                                      Treasurer of Pacific Life Insurance Company, November
                                                      1991 to June 1996; Senior Vice President and Chief
                                                      Financial Officer of Pacific LifeCorp and Pacific
                                                      Mutual Holding Company, August 1997 to present; Senior
                                                      Vice President and Chief Financial Officer to several
                                                      affiliated companies of Pacific Life Insurance Company,
                                                      1990 to present

Pacific Life                Edward R. Byrd            Vice President and Controller of Pacific
                                                      Life Insurance Company, August 1992 to present;
                                                      Director (since January 1998), Vice President and
                                                      CFO of Pacific Select Distributors, Inc.
                                                      (formerly Pacific Mutual Distributors, Inc.);
                                                      Vice President and Controller of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August
                                                      1997 to present; and similar positions with
                                                      various affiliated companies of Pacific Life
                                                      Insurance Company.

Pacific Life                Brian D. Klemens          Vice President and Treasurer of Pacific Life
                                                      Insurance Company, December 1998 to Present; and
                                                      Assistant Vice President and Assistant Controller
                                                      of Pacific Life Insurance Company, April 1994 to
                                                      December 1998; Vice President and Treasurer of
                                                      Pacific LifeCorp and Pacific Mutual Holding
                                                      Company, June 1999 to present; Vice President and
                                                      Treasurer of several affiliated companies of
                                                      Pacific Life Insurance Company (February 1999 to
                                                      present)

Pacific Life                Larry J. Card             Executive Vice President of Pacific Life Insurance
                                                      Company, January 1995 to present; Executive Vice
                                                      President of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present and
                                                      similar positions with various affiliated
                                                      companies of Pacific Life Insurance Company.

Name of Adviser             Name of Individual        Business and Other Connections
----------------------      -----------------------   --------------------------------------------
Pacific Investment                                    Investment Adviser
 Management
 Company
 ("PIMCO")

PIMCO                       Michael R. Asay           Senior Vice President

PIMCO                       Tamara J. Arnold, CFA     Executive Vice President

PIMCO                       Brian P. Baker            Senior Vice President (SINGAPORE)

PIMCO                       Stephen B. Beaumont       Vice President

PIMCO                       William R. Benz, CFA      Managing Director

PIMCO                       Gregory A. Bishop         Senior Vice President

PIMCO                       John B. Brynjolfsson      Executive Vice President

PIMCO                       Robert W. Burns           Managing Director

PIMCO                       Sabrina C. Callin         Vice President

PIMCO                       Marcia K. Clark           Vice President

PIMCO                       Cyrille Conseil           Senior Vice President

PIMCO                       Douglas Cummings          Vice President

PIMCO                       Wendy W. Cupps            Executive Vice President

PIMCO                       Chris P. Dialynas         Managing Director

PIMCO                       David J. Dorff            Vice President

PIMCO                       Michael G. Dow            Senior Vice President

PIMCO                       Anita Dunn                Vice President

PIMCO                       Sandra Durn               Senior Vice President


Name of Adviser    Name of Individual                Business and Other Connections
---------------  -----------------------      --------------------------------------------
PIMCO            Mohamed A. El-Erian          Managing Director

PIMCO            Stephanie D. Evans           Vice President

PIMCO            Robert M. Fitzgerald         Chief Financial Officer, Treasurer (PALP)

PIMCO            Teri Frisch                  Senior Vice President

PIMCO            Yuri P. Garbuzov             Vice President

PIMCO            William H. Gross, CFA        Managing Director

PIMCO            John L. Hague                Managing Director

PIMCO            Gordon C. Hally, CIC         Executive Vice President

PIMCO            Pasi M. Hamalainen           Managing Director

PIMCO            John P. Hardaway             Senior Vice President

PIMCO            Brent R. Harris, CFA         Managing Director

PIMCO            Raymond C. Hayes             Vice President

PIMCO            David C. Hinman              Executive Vice President

PIMCO            Douglas M. Hodge, CFA        Executive Vice President

PIMCO            Brent L. Holden, CFA         Managing Director

PIMCO            Dwight F. Holloway, Jr.,     Senior Vice President (LONDON)
                 CFA, CIC

PIMCO            Mark T. Hudoff               Senior Vice President

PIMCO            Margaret E. Isberg           Managing Director

PIMCO            Thomas J. Kelleher           Vice President

PIMCO            James M. Keller              Executive Vice President

PIMCO            Raymond G. Kennedy, CFA      Executive Vice President

PIMCO            Mark R. Kiesel               Senior Vice President

PIMCO            Steven Kirkbaumer            Vice President

PIMCO            John S. Loftus, CFA          Managing Director

PIMCO            David Lown                   Senior Vice President

PIMCO            Joseph McDevitt              Executive Vice President

PIMCO            Andre J. Mallegol            Vice President

PIMCO            Scott W. Martin              Vice President

PIMCO            Michael E. Martini           Senior Vice President

PIMCO            Scott A. Mather              Executive Vice President

PIMCO            Dean S. Meiling, CFA         Managing Director

PIMCO            Jonathan D. Moll             Senior Vice President

PIMCO            Mark E. Metsch               Vice President

PIMCO            Kristen M. Monson            Executive Vice President

PIMCO            James F. Muzzy, CFA          Managing Director

PIMCO            Vinh T. Nguyen               Controller (PALP)

PIMCO            Douglas J. Ongaro            Vice President

PIMCO            Thomas J. Otterbein, CFA     Executive Vice President

PIMCO            Kumar N. Palghat             Senior Vice President

PIMCO            Keith Perez                  Vice President

PIMCO            Mohan V. Phansalkar          Executive Vice President,
                                              Senior Legal Counsel

PIMCO            Elizabeth M. Philipp         Senior Vice President

PIMCO            David J. Pittman             Vice President

PIMCO            William F. Podlich III       Managing Director

PIMCO            William C. Powers            Managing Director

PIMCO            Mark Romano                  Vice President

PIMCO            Scott L. Roney, CFA          Senior Vice President (JAPAN)

PIMCO            Cathy T. Rowe                Vice President

PIMCO            Seth R. Ruthen               Senior Vice President

PIMCO            Jeffrey M. Sargent           Senior Vice President

PIMCO            Ernest L. Schmider           Managing Director, Secretary,
                                              Chief Administrative and Legal Officer

PIMCO            Leland T. Scholey, CFA       Senior Vice President

PIMCO            Stephen O. Schulist          Senior Vice President

PIMCO            Iwona E. Scibisz             Vice President

PIMCO            Denise C. Seliga             Senior Vice President

PIMCO            Kyle J. Theodore             Vice President

PIMCO            Lee Thomas                   Managing Director

PIMCO            William S. Thompson,         Chief Executive Officer and Managing
                 Jr.                          Director

PIMCO            Benjamin L. Trosky, CFA      Managing Director

PIMCO            Richard E. Tyson             Senior Vice President

PIMCO            Peter A. Van de Zilver       Vice President

PIMCO            Richard M. Weil              Chief Operations Officer

PIMCO            George H. Wood, CFA          Executive Vice President

PIMCO            David Young                  Senior Vice President (LONDON)

PIMCO            Changhong Zhu                Senior Vice President

PIMCO            Shannon Bass                 Senior Vice President

PIMCO            Andrea Feingold              Executive Vice President

PIMCO            Marcellus Fisher             Vice President

PIMCO            George Gleason               Vice President

PIMCO            Jeffrey Ludwig               Vice President

PIMCO            Sudesh Mariappa              Executive Vice President

PIMCO            Curtis Mewbourne             Senior Vice President

PIMCO            John Norris                  Vice President

PIMCO            R. Ian O'Keeffe              Vice President

PIMCO            Bradley Paulson              Senior Vice President

PIMCO            Paul Reisz                   Vice President

PIMCO            Ivor Schucking               Senior Vice President

PIMCO            Mark McCray                  Executive Vice President

PIMCO            Jay Jacobs                   Senior Vice President

PIMCO            Susie Wilson                 Senior Vice President

PIMCO            John Wilson                  Senior Vice President

PIMCO            Bret Estep                   Vice President

PIMCO            Steve Goldman                Vice President

PIMCO            Daniel Ivascyn               Vice President

PIMCO            Henrik Larsen                Vice President

PIMCO            Devin Sellors                Vice President

PIMCO            Adam Borneleit               Vice President

PIMCO            Craig Dawson                 Vice President

PIMCO            Jeri Easterday               Vice President

PIMCO            Joe Fournier                 Vice President

PIMCO            Greg Grabar                  Vice President

PIMCO            David Lee                    Vice President

PIMCO            John Miller                  Vice President

PIMCO            Gail Mitchell                Vice President

PIMCO            Terry Nercessian             Vice President

PIMCO            Shigeki Okamura              Vice President

PIMCO            Marcy Rappaport              Vice President

PIMCO            Ron Reimer                   Vice President

PIMCO            Yiannis Repoulis             Vice President

PIMCO            Carol Rodgerson              Vice President

PIMCO            Jason Rosiak                 Vice President

PIMCO            Tim Shaler                   Vice President

PIMCO            Erica Sheehy                 Vice President

PIMCO            Christine Telish             Vice President

PIMCO            Powell Thurston              Vice President

PIMCO            Mick Willemsen               Vice President

PIMCO            Dave Vick                    Vice President

PIMCO            Cheng-Yuan Yu                Vice President

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust                                Investment Adviser
 Company

Capital Guardian Trust      Andrew F. Barth           Director, Capital Guardian Trust Company and
 Company                                              Capital Research and Management Company;
                                                      Director and Research Director, Capital
                                                      International Research, Inc.; President, Capital
                                                      Guardian Research Company; Formerly Director and
                                                      Executive Vice President, Capital Guardian
                                                      Research Company.

Capital Guardian Trust      Michael D. Beckman        Senior Vice President, Treasurer and Director,
 Company                                              Capital Guardian Trust Company; Director,
                                                      Capital Guardian Trust Company of Nevada;
                                                      Treasurer, Capital International Research, Inc.
                                                      and Capital Guardian Research Company; Director
                                                      and Treasurer, Capital Guardian (Canada), Inc.;
                                                      Formerly Chairman and Director, Capital
                                                      International Asia Pacific Management Company.

Capital Guardian Trust      Michael A. Burik          Senior Counsel, The Capital Group Companies,
 Company                                              Inc.; Senior Vice President, Capital Guardian
                                                      Trust Company.

Capital Guardian Trust      Elizabeth A. Burns        Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Larry P. Clemmensen       Director of Capital Guardian Trust
 Company                                              Company, American Funds Distributors, Inc.;
                                                      Chairman of the Board, and Director of American
                                                      Funds Service Company; Director and President,
                                                      The Capital Group Companies, Inc. and Capital
                                                      Management Services, Inc.; Senior Vice
                                                      President and Director, Capital Research and
                                                      Management Company; Treasurer, Capital
                                                      Strategy Research, Inc.;

Capital Guardian Trust      Kevin G. Clifford         Director and President, American Funds
 Company                                              Distributors, Inc.; Director, Capital
                                                      Guardian Trust Company

Capital Guardian Trust      Roberta A. Conroy         Senior Vice President, Director and Counsel,
 Company                                              Capital Guardian Trust Company; Senior Vice
                                                      President and Secretary, Capital
                                                      International, Inc.; Assistant General
                                                      Counsel, The Capital Group Companies, Inc.,
                                                      Secretary, Capital Guardian International,
                                                      Inc.; Formerly, Secretary, Capital Management
                                                      Services, Inc.

Capital Guardian Trust      John B. Emerson           Senior Vice President, Capital Guardian Trust
 Company                                              Company; Director, Capital Guardian Trust
                                                      Company, a Nevada Corporation.

Capital Guardian Trust      Michael R. Ericksen       Senior Vice President, Capital Guardian
 Company                                              Trust Company; Senior Vice President and
                                                      Director, Capital International, Limited

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ----------------------------------------------
Capital Guardian Trust      David I. Fisher           Vice Chairman and Director, Capital
 Company                                              International, Inc., Capital International
                                                      Limited and Capital International K.K.;
                                                      Chairman and Director, Capital International
                                                      S. A. and Capital Guardian Trust Company;
                                                      Director and President, Capital International
                                                      Limited (Bermuda); Director, The Capital Group
                                                      Companies, Inc., Capital International
                                                      Research, Inc., Capital Group Research, Inc.
                                                      and Capital Research and Management Company.

Capital Guardian Trust      Richard N. Havas          Senior Vice President, Capital Guardian Trust
                                                      Company, Capital International, Inc. and
                                                      Capital International Limited; Director and
                                                      Senior Vice President, Capital International
                                                      Research, Inc.; Director and Senior Vice
                                                      President Capital Guardian (Canada), Inc.

Capital Guardian Trust      Frederick M. Hughes, Jr.  Senior Vice President, Capital
 Company                                              Guardian Trust Company

Capital Guardian Trust      William H. Hurt           Senior Vice President and Director, Capital
 Company                                              Guardian Trust Company; Chairman and Director,
                                                      Capital Guardian Trust Company, a Nevada
                                                      Corporation and Capital Strategy Research,
                                                      Inc.; Formerly, Director, The Capital Group
                                                      Companies, Inc.

Capital Guardian Trust      Peter C. Kelly            Senior Vice President, Capital Guardian Trust
 Company                                              Company; Assistant General Counsel, The
                                                      Capital Group Companies, Inc.; Director and
                                                      Senior Vice President, Capital International,
                                                      Inc.

Capital Guardian Trust      Robert G. Kirby           Chairman Emeritus, Capital Guardian Trust
                                                      Company; Senior Partner, The Capital Group
                                                      Companies, Inc.

Capital Guardian Trust      Nancy J. Kyle             Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; President, and
                                                      Director, Capital Guardian (Canada), Inc.

Capital Guardian Trust      Karin L. Larson           Director, The Capital Group Companies, Inc.,
 Company                                              Capital Group Research, Inc., Capital Guardian
                                                      Trust Company, Director and Chairman, Capital
                                                      Guardian Research Company and Capital
                                                      International Research, Inc., Formerly,
                                                      Director and Senior Vice President, Capital
                                                      Guardian Research Company.

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      James R. Mulally          Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior
                                                      Vice President, Capital International
                                                      Limited; Vice President, Capital Research
                                                      Company; Formerly, Director, Capital Guardian
                                                      Research Company

Capital Guardian Trust      Shelby Notkin             Senior Vice President, Capital
 Company                                              Guardian Trust Company; Director, Capital
                                                      Guardian Trust Company, a Nevada Corporation

Capital Guardian Trust      Mary M. O'Hern            Senior Vice President, Capital
 Company                                              Guardian Trust Company and Capital
                                                      International Limited; Vice President,
                                                      Capital International, Inc.

Capital Guardian Trust      Jeffrey C. Paster         Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Robert V. Pennington      Senior Vice President, Capital Guardian
 Company                                              Trust Company; President and Director, Capital
                                                      Guardian Trust Company, a Nevada Corporation

Capital Guardian Trust      Jason M. Pilalas          Director, Capital Guardian Trust Company; Senior
 Company                                              Vice President and Director, Capital
                                                      International Research, Inc.; Formerly,
                                                      Director and Senior Vice President, Capital
                                                      Guardian Research Company.

Capital Guardian Trust      Robert Ronus              President and Director, Capital Guardian Trust
 Company                                              Company; Chairman and Director, Capital
                                                      Guardian (Canada), Inc., Director, Capital
                                                      International, Inc. and Capital Guardian
                                                      Research Company; Senior Vice President,
                                                      Capital International, Inc.; Capital
                                                      International Limited and Capital
                                                      International S.A.; Formerly, Chairman,
                                                      Capital Guardian International Research
                                                      Company and Director, Capital International,
                                                      Inc.

Capital Guardian Trust      James F. Rothenberg       Director, American Funds Distributors, Inc.,
 Company                                              American Funds Service Company, The Capital
                                                      Group Companies, Inc., Capital Group Research,
                                                      Inc., Capital Guardian Trust Company and
                                                      Capital Management Services, Inc.; Director
                                                      and President, Capital Research and
                                                      Management, Inc.; Formerly, Director of
                                                      Capital Guardian Trust Company, a Nevada
                                                      Corporation, and Capital Research Company.

Capital Guardian Trust      Theodore R. Samuels       Senior Vice President and Director, Capital
 Company                                              Guardian Trust Company; Director, Capital
                                                      International Research, Inc.; Formerly,
                                                      Director, Capital Guardian Research Company

Capital Guardian Trust      Lionel A. Sauvage         Senior Vice President, Capital Guardian
 Company                                              Trust Company; Vice President,
                                                      Capital International Research, Inc.;
                                                      Formerly, Director, Capital Guardian
                                                      Research Company

Capital Guardian Trust      John H. Seiter            Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior Vice
                                                      President, Capital Group International, Inc.;
                                                      Vice President, The Capital Group Companies,
                                                      Inc.

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      Eugene P. Stein           Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company; Formerly,
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      Philip A. Swan            Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Shaw B. Wagener           Director, Capital Guardian Trust Company,
 Company                                              Capital International Asia Pacific Management
                                                      Company S.A., Capital Research and Management
                                                      Company and Capital International Management
                                                      Company S.A.; President and Director, Capital
                                                      International, Inc.; Senior Vice President,
                                                      Capital Group International, Inc.

Capital Guardian Trust      Eugene M. Waldron         Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Joanne Weckbacher         Senior Vice President, Capital Guardian Trust
 Company                                              Company.

Capital Guardian Trust      George L. Romine, Jr.     Senior Vice President, Capital Guardian Trust
 Company                                              Company


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
J.P. Morgan                                           Investment Adviser
 Investment
 Management Inc.

J.P. Morgan                 Keith M. Schappert        President, Chairman, Director and Managing
 Investment                                           Director, J.P. Morgan Investment Management
 Management Inc.                                      Inc.; Managing Director, Morgan Guaranty
                                                      Trust Company of New York

J.P. Morgan                 Isabel H. Sloane          Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Hendrik Van Riel          Director and Managing Director,
 Investment                                           J.P. Morgan Investment Management Inc.;
 Management Inc.                                      Managing Director, Morgan Guaranty
                                                      Trust Company of New York

J.P. Morgan                 Kenneth W. Anderson       Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing
 Management Inc.                                      Director, Morgan Guaranty Trust Company
                                                      of New York

J.P. Morgan                 Veronique Weill           Director, Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Paul L. Scibetta          Secretary and Vice President, J.P. Morgan
 Investment                                           Investment Management Inc.; Vice President,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Jeffrey M. Trongone       Treasurer and Vice President, J.P. Morgan
 Investment                                           Investment Management Inc.; Vice President,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Edward Cain               Assistant Secretary and Vice President, J.P.
 Investment                                           Morgan Investment Management Inc.; Vice
 Management Inc.                                      President, Morgan Guaranty Trust Company of
                                                      New York

J.P. Morgan                 Anne Pfeiffer             Assistant Secretary and Vice President, J.P.
 Investment                                           Morgan Investment Management Inc.; Vice
 Management Inc.                                      President, Morgan Guaranty Trust Company of
                                                      New York

J.P. Morgan                 Jack Roditi               Assistant Secretary and Vice President, J.P.
 Investment                                           Morgan Investment Management Inc.; Vice
 Management Inc.                                      President, Morgan Guaranty Trust Company of
                                                      New York

J.P. Morgan                 Ronald R. Dewhurst        Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Gerard W. Lillis          Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Janus Capital                                         Investment Adviser
 Corporation

Janus Capital               Thomas H. Bailey          President, Director, Chairman of the
 Corporation                                          Board and Chief Executive Officer

Janus Capital               Thomas A. Early           Vice President, General Counsel and
 Corporation                                          Secretary

Janus Capital               Michael E. Herman         Director
 Corporation

Janus Capital               Thomas A. McDonnell       Director
 Corporation

Janus Capital               Landon H. Rowland         Director
 Corporation

Janus Capital               Michael Stopler           Director
 Corporation

Janus Capital               Mark B. Whiston           President of Institutional Services
 Corporation

Janus Capital               Marjorie G. Hurd          Vice President and Chief Operations Officer
 Corporation

Janus Capital               Helen Young Hayes         Vice President and Director
 Corporation

Janus Capital               Raymond T. Hudner         Vice President and Chief Technology
 Corporation                                          Officer

Janus Capital               Stuart L. Novek           Vice President and Chief Marketing
 Corporation                                          Officer

                                     II-13


Name of Adviser            Name of Individual     Business and Other Connections
-----------------------  ----------------------   ----------------------------------------------------------------------------------
 Morgan Stanley Asset                             Investment Adviser
  Management

 Morgan Stanley Asset    Barton M. Biggs          Director, Chairman and Managing Director
  Management

 Morgan Stanley Asset    Donald P. Ryan           Principal and Compliance Officer
  Management

Morgan Stanley Asset     Alexander C. Frank       Treasurer
 Management

Morgan Stanley Asset     Richard B. Worley        President, Director, Portfolio Manager and Member of Executive Committee
 Management

Morgan Stanley Asset     Mitchell M. Merin        Director, Morgan Stanley Asset Management; President, Chief Executive Officer and
 Management                                       Director, Morgan Stanley Dean Witter Advisors Inc.; President and Chief Operating
                                                  Officer of Asset Management, Morgan Stanley Dean Witter & Co.; Chairman, Chief
                                                  Executive Officer and Director, Morgan Stanley Dean Witter Distributors Inc. and
                                                  Morgan Stanley Dean Witter Trust FSB; President, Chief Executive Officer and
                                                  Director, Morgan Stanley Dean Witter Services Company Inc.; President, Morgan
                                                  Stanley Dean Witter Funds; Executive Vice President and Director, Dean Witter
                                                  Reynolds Inc.

Morgan Stanley Asset     Joseph J. McAlinden      Chief Investment Officer, Morgan Stanley Asset Management; Executive Vice
 Management                                       President and Chief Investment Officer, Morgan Stanley Dean Witter Advisors Inc.;
                                                  Vice President, Morgan Stanley Dean Witter Funds; Director, MSDW Trust

Morgan Stanley Asset     Rajesh Kumar Gupta       Chief Administrative Officer of Investments, Morgan Stanley Asset Management;
 Management                                       Senior Vice President, Director of the Taxable Fixed Income Group and Chief
                                                  Administrative Officer of Investments, Morgan Stanley Dean Witter Advisors Inc.

Morgan Stanley Asset     Arthur Lev               General Counsel, Principal and Secretary
 Management

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ---------------------------------------------
Goldman Sachs Asset                                   Investment Adviser
 Management

Goldman Sachs Asset         Robert J. Hurst           Vice Chairman, Goldman, Sachs & Co.
 Management

Goldman Sachs Asset         Henry M. Paulson, Jr.     Chief Executive Officer and Chairman,
 Management                                           Goldman, Sachs & Co.

Goldman Sachs Asset         John A. Thain             President and Co-Chief Operating Officer,
 Management                                           Goldman, Sachs & Co.

Goldman Sachs Asset         John L. Thornton          President and Co-Chief Operating Officer,
 Management                                           Goldman, Sachs & Co.

Adviser and Governing
Board of Directors                      Name of Individual                 Business and Other Connections
--------------------------------        -------------------------------    ---------------------------------------------------------
Alliance Capital Management L.P.                                           Investment Adviser

Alliance Capital Management L.P.        Dave H. Williams                   Director; Chairman of the Board, Alliance Capital
                                                                           Management Corporation; Director of The Equitable
                                                                           Companies Incorporated; Director of The Equitable Life
                                                                           Assurance Society of the United States; Senior Vice
                                                                           President of AXA (husband of Reba W. Williams)

Alliance Capital Management L.P.        Michael Hegarty                    Director; Vice Chairman and Chief Operating Officer;
                                                                           The Equitable Companies Incorporated; President, Chief
                                                                           Operating Officer and Director, The Equitable Life
                                                                           Assurance Society of the U.S.

Alliance Capital Management L.P.        Benjamin D. Holloway               Director; Consultant to the Continental Companies;
                                                                           Director Emeritus of the Duke University Management
                                                                           Corporation, Chairman of the Touro National Heritage
                                                                           Trust, a Regent of The Cathedral of St. John the Divine
                                                                           and a Trustee of Duke University (Emeritus) and the
                                                                           American Academy in Rome

Alliance Capital Management L.P.        Denis Duverne                      Director; Senior Vice President - International Life,
                                                                           AXA; Director of various subsidiaries of the AXA Group;
                                                                           Director of Donaldson Lufkin & Jenrette and The
                                                                           Equitable Life Assurance Society of the United States

Alliance Capital Management L.P.        Herve Hatt                         Director; Senior Vice President, AXA

Alliance Capital Management L.P.        Frank Savage                       Director; Chairman of Alliance Capital Management
                                                                           International, a division of Alliance Capital Management
                                                                           LP; Director of Alliance Capital Finance Group
                                                                           Incorporated, a subsidiary of the Partnership; Senior
                                                                           Vice President of The Equitable Life Assurance Society
                                                                           of the United States

Alliance Capital Management L.P.        Henri de la Croix de la Castries   Director; Senior Executive Vice President - Financial
                                                                           Services and Life Insurance Activities of AXA

Alliance Capital Management L.P.        Reba W. Williams                   Director; Director of Special Projects at Alliance
                                                                           Capital Management Corporation (wife of Dave H. Williams)

Alliance Capital Management L.P.        Peter D. Noris                     Director; Executive Vice President and Chief Investment
                                                                           Officer of The Equitable Companies Incorporated,
                                                                           Executive Vice President and Chief Investment Officer of
                                                                           The Equitable Life Assurance Society of the U.S.

Alliance Capital Management L.P.        Donald H. Brydon                   Director; Chairman and Chief Executive Officer, AXA
                                                                           Investment Managers S.A.

Alliance Capital Management L.P.        Edward D. Miller                   Director; President, Chief Executive Officer and Director
                                                                           of The Equitable Companies Incorporated; Chairman of the
                                                                           Board and Chief Executive Officer of The Equitable Life
                                                                           Assurance Society of the United States; Senior Executive
                                                                           Vice President, AXA

Alliance Capital Management L.P.        Stanley B. Tulin                   Director; Executive Vice President and Chief Financial
                                                                           Officer, The Equitable Companies Incorporated; Vice
                                                                           Chairman and Chief Financial Officer, The Equitable Life
                                                                           Assurance Society of the U.S.; Director of Donaldson,
                                                                           Lufkin & Jenrette and the Jewish Theological Seminary;
                                                                           Fellow of the Society of Actuaries, member and Treasurer
                                                                           of the American Academy of Actuaries

Alliance Capital Management L.P.        John D. Carifa                     Director, President and Chief Operating Officer

Alliance Capital Management L.P.        Bruce W. Calvert                   Director and Chief Executive Officer

Alliance Capital Management L.P.        Alfred Harrison                    Director and Vice Chairman

Alliance Capital Management L.P.        David R. Brewer, Jr.               Senior Vice President and General Counsel

Alliance Capital Management L.P.        Robert H. Joseph, Jr.              Senior Vice President and Chief Financial Officer

Alliance Capital Management L.P.        Mark R. Manley                     Senior Vice President, Counsel, Compliance Officer and
                                                                           Assistant Secretary

Alliance Capital Management L.P.        Lewis A. Sanders                   Vice Chairman, Chief Investment Officer and Director,
                                                                           Alliance Capital Management Corporation; Chairman and
                                                                           Director, Bernstein

Alliance Capital Management L.P.        Roger Hertog                       Vice Chairman and Director, Alliance Capital Management
                                                                           Corporation

Alliance Capital Management L.P.        Gerald M. Lieberman                Executive Vice President of Finance and Operations,
                                                                           Alliance Capital Management Corporation; Chief Financial
                                                                           Officer and Director, Bernstein

Alliance Capital Management L.P.        W. Edwin Jarmain                   Director, Alliance Capital Management Corporation;
                                                                           President, Jarmain Group, Inc.

Alliance Capital Management L.P.        Peter J. Tobin                     Director, Alliance Capital Management Corporation; Dean,
                                                                           St. John's University Business School

Alliance Capital Management L.P.        Richard S. Dziadzio                Director, Alliance Capital Management Corporation; Senior
                                                                           Vice President, AXA; Chief of Finance and Administration,
                                                                           AXA Real Estate Investment Managers





Adviser and Governing
Board of Directors                      Name of Individual                 Business and Other Connections
--------------------------------        -------------------------------    ---------------------------------------------------------
Salomon Brothers Asset Management                                          Investment Adviser

Salomon Brothers Asset Management       Virgil H. Cummings                 Director, Salomon Brothers Asset Management; Managing
                                                                           Director and Chief Investment Officer of Salomon Smith
                                                                           Barney Inc

Salomon Brothers Asset Management       Heath B. McLendon                  Managing Director

Salomon Brothers Asset Management       Wendy Murdock                      Director and Chief Operating Officer for Retail Asset
                                                                           Management, Salomon Brothers Asset Management; Executive
                                                                           Vice President, Salomon Smith Barney Inc

Salomon Brothers Asset Management       Robert E. Amodeo                   Vice President

Salomon Brothers Asset Management       John B. Cunningham                 Director

Salomon Brothers Asset Management       Thomas K. Flanagan                 Director

Salomon Brothers Asset Management       David J. Griffiths                 Portfolio Manager

Salomon Brothers Asset Management       Michael A. Kagan                   Director

Salomon Brothers Asset Management       Robert W. Kopprasch                Managing Director and Senior Portfolio Manager, Salomon
                                                                           Smith Barney Inc

Salomon Brothers Asset Management       Roger M. Lavan                     Director

Salomon Brothers Asset Management       Yuan Y. Ma                         Director

Salomon Brothers Asset Management       Ross S. Margolles                  Managing Director

Salomon Brothers Asset Management       Nancy A. Noyes                     Director

Salomon Brothers Asset Management       David J. Scott                     Portfolio Manager

Salomon Brothers Asset Management       Beth A. Semmel                     Director

Salomon Brothers Asset Management       Patrick Sheehan                    Managing Director and Senior Portfolio Manager, Salomon
                                                                           Smith Barney Inc

Salomon Brothers Asset Management       David A. Torchia                   Director

Salomon Brothers Asset Management       Peter J. Wilby                     Managing Director


Adviser and Governing
Board of Directors        Name of Individual          Business and Other Connections
-----------------------   --------------------------  ------------------------------------------------------------------------------
Lazard                    Charles L. Carroll          Managing Director

Lazard                    Robert DeConcini            Managing Director

Lazard                    Norman Eig                  Managing Director; Vice Chairman of Lazard Freres & Co LLC; Director and Co-
                                                      Chief Executive of Lazard Asset Management Limited; Director of Lazard Asset
                                                      Management Holdings, Limited; Director of Lazard Investment Funds Limited;
                                                      Director of Lazard Asset Management (CI) Holdings, Ltd.; Managing Director of
                                                      Lazard Asset Management (Deutschland); Member of the Supervisory Board of
                                                      Lazard Strategic Coordination Company

Lazard                    Herbert W. Gullquist        Managing Director; Vice Chairman of Lazard Freres & Co LLC; Director and Co-
                                                      Chief Executive of Lazard Asset Management Limited; Director of Lazard Far
                                                      East Investors (Holdings) Limited; Director of Lazard Asset Management
                                                      Holdings Limited; Managing Director of Lazard Asset Management (Deutschland);
                                                      Member of the Supervisory Board of Lazard Strategic Coordination company

Lazard                    Jeffrey A. Kigner           Managing Director

Lazard                    Gerald B. Mazzari           Managing Director

Lazard                    John R. Reinsberg           Managing Director; Director of Lazard Asset Management Pacific Co.; Member of
                                                      the Supervisory Board of Lazard Strategic Coordination Company

Lazard                    Michael S. Rome             Managing Director

Lazard                    Michael P. Triguboff        Managing Director; Managing Director and Director of Lazard Japan Asset
                                                      Management Pacific Co.; Director of Lazard Japan Asset Management (K.K.)

Lazard                    William A. von Mueffling    Managing Director

Lazard                    Kenneth C. Weiss            Managing Director

Lazard                    Alexander E. Zagoreos       Managing Director; Director of Lazard Asset Management Egypt; Director of
                                                      Flemings Continental European Investment Trust plc, Director of Gartmore
                                                      Emerging Pacific Investments plc; Director of Jupiter International Green
                                                      Investment Trust plc; Director of Taiwan Opportunities Fund Limited; Director
                                                      of The Egypt Trust; Director of The Greek Progress Fund; Director of Lazard
                                                      Emerging World Fund; Director of The World Trust Fund; Director of Lazard
                                                      Select Fund; Director of Ermitage Selz Fund; Director of New Zealand
                                                      Investment Trust plc; Director of Latin American Investment Trust plc;
                                                      Director of Taiwan American Fund Limited

Mercury                   Jeffrey M. Peek             President of Mercury; President of Merrill Lynch Investment Managers, L.P.
                                                      ("MLIM"); President and Director of Princeton Services; Executive Vice
                                                      President of ML & Co.; Managing Director and Co-Head of the Investment Banking
                                                      Division of Merrill Lynch in 1997

Mercury                   Terry K. Glenn              Executive Vice President of Mercury; Executive Vice President of MLIM;
                                                      Executive Vice President and Director of Princeton Services; President and
                                                      Director of Princeton Funds Distributor, Inc.; Director of FDS; President of
                                                      Princeton Administrators, L.P.

Mercury                   Donald C. Burke             Senior Vice President and Treasurer of Mercury; Senior Vice President and
                                                      Treasurer of MLIM since 1999; Senior Vice President and Treasurer of Princeton
                                                      Services; Vice President of Princeton Funds Distributor, Inc.; First Vice
                                                      President of MLIM from 1997 to 1999; Vice President of MLIM from 1990 to 1997;
                                                      Director of Taxation of MLIM since 1990

Mercury                   Michael G. Clark            Senior Vice President of Mercury; Senior Vice President of MLIM; Senior Vice
                                                      President of Princeton Services; Director and Treasurer of Princeton Funds
                                                      Distributor, Inc.

Mercury                   Robert C. Doll              Senior Vice President of Mercury; Senior Vice President of MLIM; Senior Vice
                                                      President of Princeton Services; Chief Investment Officer of Oppenheimer
                                                      Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Mercury                   Vincent R. Giordano         Senior Vice President of Mercury; Senior Vice President of MLIM; Senior Vice
                                                      President of Princeton Services

Mercury                   Michael J. Hennewinkel      Senior Vice President, Secretary and General Counsel of Mercury; Senior Vice
                                                      President, Secretary and General Counsel of MLIM; Senior Vice President of
                                                      Princeton Services

Mercury                   Philip L. Kirstein          Senior Vice President of Mercury; Senior Vice President of MLIM; Senior Vice
                                                      President, General Counsel, Director and Secretary of Princeton Services

Mercury                   Debra W. Landsman-Yaros     Senior Vice President of Mercury; Senior Vice President of MLIM; Senior Vice
                                                      President of Princeton Services; Vice President of Princeton Funds
                                                      Distributor, Inc.

Mercury                   Brian A. Murdock            Senior Vice President of Mercury; Senior Vice President of MLIM; Senior Vice
                                                      President of Princeton Services; Director of Princeton Funds Distributor, Inc.

Mercury                   Gregory D. Upah             Senior Vice President of Mercury; Senior Vice President of MLIM; Senior Vice
                                                      President of Princeton Services


      AIM Capital is an indirect wholly owned subsidiary of A I M Management Group Inc. ("AIM"), a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Capital was organized in 1986, and, together with its subsidiaries, advises or manages over 130 investment portfolios encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4 YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region.

      The list required by this item 26 of officers and directors of AIM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is hereby incorporated by reference to Schedules A and D of Form ADV filed by AIM pursuant to the Advisers Act (SEC File No. 801-15211).

Adviser and Governing
Board of Directors        Name of Individual          Business and Other Connections
-----------------------   --------------------------  ------------------------------------------------------------------------------
MFS                       Jeffrey L. Shames           Director, Chairman and Chief Executive Officer

MFS                       Arnold D. Scott             Director, Senior Executive Vice President

MFS                       John W. Ballen              Director, President and Chief Investment Officer

MFS                       Kevin R. Parke              Director, Executive Vice President, Chief Equity Officer

MFS                       Thomas J. Cashman, Jr.      Director, Executive Vice President

MFS                       Joseph W. Dello Russo       Director, Executive Vice President, Chief Financial Officer and Chief
                                                      Administrative Officer

MFS                       James Prieur                Director; President and Director, Sun Life Assurance Company of Canada;
                                                      Officer and/or Director of various subsidiaries and affiliates of Sun Life.

MFS                       William W. Scott            Director, Executive Vice President

MFS                       Donald A. Stewart           Director; Chairman, Sun Life Assurance Company of Canada; Officer and/or
                                                      Director of various subsidiaries and affiliates of Sun Life.

MFS                       William W. Stinson          Director; Director, Sun Life Assurance Company of Canada; Director, United
                                                      Dominion Industries Limited, Charlotte, NC; Director, PanCanadian Petroleum
                                                      Limited, Calgary, Alberta, Canada; Director, LWT Services, Inc., Calgary,
                                                      Alberta, Canada; Director, Western Star Trucks, Inc., Kelowna, British
                                                      Columbia, Canada; Director, Westshore Terminals Income Fund, Vancouver,
                                                      British Columbia, Canada; Director (until 4/99), Canadian Pacific ltd.,
                                                      Calgary, Alberta, Canada

MFS                       Stephen E. Cavan            Senior Vice President, General Counsel and Secretary

MFS                       Robert T. Burns             Senior Vice President, Associate General Counsel and an Assistant Secretary

MFS                       Thomas B. Hastings          Vice President and Treasurer

INVESCO                   Mark Hurst Williamson       President, Chief Executive Officer & Chairman of the Board

INVESCO                   Raymond Roy Cunningham      Senior Vice President-National Sales Manager & Director

INVESCO                   William Joseph Galvin, Jr.  Senior Vice President & Assistant Secretary & Director

INVESCO                   Mark David Greenberg        Senior Vice President

INVESCO                   Brian Bruce Hayward         Senior Vice President

INVESCO                   Ronald Lyn Grooms           Senior Vice President, Treasurer & Director

INVESCO                   Richard William Healey      Senior Vice President-Marketing & Director

INVESCO                   William Ralph Keithler      Senior Vice President

INVESCO                   Trent Edward May            Senior Vice President

INVESCO                   Charles Peter Mayer         Senior Vice President

INVESCO                   Timothy John Miller         Senior Vice President, Chief Investment Officer & Director

INVESCO                   Donovan Jerald              Senior Vice President
                          ( Jerry ) Paul

INVESCO                   Glen Alan Payne             Senior Vice President, Secretary & General Counsel

INVESCO                   Marie Ellen Aro             Vice President-Retirement and Third Party Marketing

INVESCO                   Jeffrey R. Botwinick        Vice President, Regional Wholesaler

INVESCO                   Michael K. Brugman          Vice President, Senior Regional Wholesaler

INVESCO                   Ingeborg Sieg Cosby         Vice President

INVESCO                   Stacie L. Cowell            Vice President

INVESCO                   Rhonda Dixon-Gunter         Vice President, Broker/Dealer Services

INVESCO                   Delta Lynn Donohue          Vice President-Investment Operations

INVESCO                   Harvey T. Fladeland         Vice President, Senior Regional Wholesaler

INVESCO                   Linda Jean Gieger           Vice President

INVESCO                   Richard Ray Hinderlie       Vice President

INVESCO                   Stuart Abbitt Holland       Vice President, Senior Regional Wholesaler

INVESCO                   Thomas Michael Hurley       Vice President-Product Development & Information Management

INVESCO                   Patricia Frances Johnston   Vice President

INVESCO                   Campbell Crawford Judge     Vice President, Senior Regional Wholesaler

INVESCO                   Thomas Austin Kolbe         Vice President, Manager of Institutional Sales

INVESCO                   Peter Middleton Lovell      Vice President

INVESCO                   James Frank Lummanick       Vice President and Chief Compliance Officer

INVESCO                   Thomas Andrew Mantone, Jr.  Vice President

INVESCO                   George Adalbert Matyas      Vice President, Senior Regional Wholesaler

INVESCO                   Corey McCabe McClintock     Vice President, Senior Regional Wholesaler

INVESCO                   Douglas J. McEldowney       Vice President

INVESCO                   Frederick R. (Fritz) Meyer  Vice President

INVESCO                   Stephen Alfred Moran        Vice President - Brand Management

INVESCO                   Jeffrey Glenn Morris        Vice President

INVESCO                   Laura Mulvany Parsons       Vice President

INVESCO                   Jon Brian Pauley            Vice President-Electronic Commerce

INVESCO                   Thomas Edward Pellowe       Vice President, National Accounts Manager

INVESCO                   Dean Crawford Phillips      Vice President, Senior Regional Wholesaler

INVESCO                   Pamela Jean Piro            Vice President & Assistant Treasurer

INVESCO                   Sean F. Reardon             Vice President, Regional Wholesaler

INVESCO                   Dale A. Reinhardt           Vice President and Controller

INVESCO                   Anthony Robert Rogers       Vice President, Eastern Regional Sales Manager

INVESCO                   Gary J. Rulh                Vice President

INVESCO                   Thomas R. Samuelson         Vice President

INVESCO                   James Boyd Sandidge         Vice President, Western Regional Sales Manager

INVESCO                   Thomas Hurley Scanlan       Vice President, Regional Wholesaler

INVESCO                   John Stoddart Segner        Vice President

INVESCO                   Reagan Andrew Shopp         Vice President, Senior Regional Wholesaler

INVESCO                   Terri Berg Smith            Vice President

INVESCO                   Tane' There'se Taylor       Vice President & Assistant General Counsel

INVESCO                   Thomas Robert Wald          Vice President

INVESCO                   Alan Ira Watson             Vice President

INVESCO                   Judy Paulette Wiese         Vice President & Assistant Secretary

INVESCO                   Vaughn Alexander Greenlees  Assistant Vice President, Regional Wholesaler

INVESCO                   Matthew A. Kunze            Assistant Vice President, Regional Wholesaler

INVESCO                   Christopher Thomas Lawson   Assistant Vice President, Regional Wholesaler

INVESCO                   Michael David Legoski       Assistant Vice President-Internal Sales Development

INVESCO                   William Stewart Mechling    Assistant Vice President, Regional Wholesaler

INVESCO                   Donald Ray Paddack          Assistant Vice President

INVESCO                   Craig Jeffrey St. Thomas    Assistant Vice President, Regional Vice President

INVESCO                   Kent Thomas Schmeckpeper    Assistant Vice President-Account Relationship Manager

INVESCO                   C. Vince Sellers            Assistant Vice President, Regional Wholesaler

INVESCO                   Jeraldine Elizabeth Kraus   Assistant Secretary



              Name                          Non-Putnam business and
              ----                          -----------------------
                                            other connections
                                            -----------------
Putnam        Lauren Allansmith             Prior to August 1999, Analyst,
              Senior Vice President         Loomis Sayles

Putnam        Blake Anderson                Trustee, Salem Female
              Managing Director             Charitable Society

Putnam        Jane N. Barlow                Prior to January 2000, Office
              Vice President                Management, Distinction
                                            Resourcing Limited

Putnam        Stephen A. Balter             Prior to March 2000, Vice
              Vice President                President and Analyst, Pioneer
                                            Investment Management

Putnam        Rob A. Bloemker               Prior to September 1999,
              Senior Vice President         Managing Director, Lehman
                                            Brothers

Putnam        Anna Bulkovshteyn             Prior to July 1999, Quantitative
              Assistant Vice President      Analyst, Sun Life Investment
                                            Management

Putnam        Jason T. Cecchini             Prior to August 2000, Project
              Assistant Vice President      Analyst, Fleet Boston Financial

Putnam        Paul L. Check                 Prior to October 2000, Morgan
              Vice President                Stanley Dean Witter

Putnam        Myung Chol Chon               Prior to March 2001, Manager,
              Vice President                Risk Management-Trading,
                                            Royal Bank of Canada

Putnam        Sabina M. Ciminero            Prior to August 2000, Research
              Assistant Vice President      Associate, International
                                            Graduate School of
                                            Management, Prior to August
                                            1999, Research Associate,
                                            Harvard Business Schoo

Putnam        James Conklin                 Prior to May 2000, Vice
              Vice President                President, Lehman Brothers

Putnam        C. Beth Cotner                Director, The Lyric Stage
              Senior Vice President         Theater


Putnam        Collin Crownover              Prior to October 2000, Research
              Vice President                Officer, Barclays Global
                                            Investors

Putnam        Lindsey L. Curley             Prior to June 1999, Portfolio
              Assistant Vice President      Analyst, Standish, Ayer &
                                            Wood, Inc

Putnam        John R.S. Cutler              Member, Burst Media, L.L.C.
              Vice President

Putnam        Kenneth Daly                  President, TMA, River Road
              Managing Director             Transportation Management
                                            Association,

Putnam        Simon Davis                   Prior to September 2000, Lead
              Senior Vice President         Manager, Deutsche Asset
                                            Management,

Putnam        Michael E. DeFao              Prior to February 2000, Senior
              Assistant Vice President      Vice President and General
                                            Counsel, UAM Fund Services,
                                            Inc.

Putnam        David Depew                   Prior to February 2001, Vice
              Senior Vice President         President, Wellington
                                            Management

Putnam        Ralph C. Derbyshire           Board Member, MSPCC; Board
              Senior Vice President         Member, Winchester After School
                                            Program

Putnam        Lisa DeConto                  Prior to June 2000, Associate
              Senior Vice President         Partner, Westgate Group

Putnam        Erin J. DeRoche               Prior to January 2001,
              Assistant Vice President      Compensation Consultant,
                                            Partners Healthcare System, Inc.

Putnam        Stephen P. Dexter             Prior to June 1999, Senior Vice
              Senior Vice President         President and Senior Portfolio
                                            Manger, Scudder Kemper, Inc.

Putnam        Kenneth J. Doerr              Prior to November 2000, Mid-
              Senior Portfolio Manager      Cap Portfolio Manager,
                                            Principal, Equinox Capital
                                            Management

Putnam        Emily Durbin                  Board of Directors, Family
              Vice President                Service, Inc.

Putnam        Karnig H. Durgarian           Board Member, EBRI; Trustee,
              Managing Director             American Assembly

Putnam        Masato Ebayashi               Prior to October 2000, General

              Vice President                Manager, HR and GA, Daido
                                            Concrete Co., Ltd.

Putnam        Nathan W. Eigerman            Trustee, Flower Hill Trust
              Senior Vice President

Putnam        Tony H. Elavia                Prior to September 1999,
              Senior Vice President         Executive Vice President,
                                            Voyageur Asset Management

Putnam        Kerim Engin                   Prior to February 2001,
              Vice President                Consultant, StrategyX; Prior to
                                            September 2000, Director
                                            Quantitative Research

Putnam        Irene M. Esteves              Board of Director Member,
              Managing Director             American Management
                                            Association Finance Council;
                                            Board of Director Member, First
                                            Night Boston; Board of Director
                                            Member, SC Johnson
                                            Commercialmarkets; Board of
                                            Director Member,
                                            Massachusetts Taxpayers
                                            Foundation; Board of Director
                                            Member, Mrs. Bairds Bakeries

Putnam        James M. Falvey, Jr.          Prior to August 2000, Senior
              Senior Vice President         Vice President, Dresdner,
                                            Kleinwort, Benson

Putnam        Ian Ferguson                  Trustee, Park School
              Senior Managing Director

Putnam        Peter M. Fleisher             Prior to July 1999, Senior Vice
              Senior Vice President         President, Fleet National Bank

Putnam        Daisy D. Foquet               Prior to September 2000,
              Vice President                Analyst, Dresdner RCM Global
                                            Investors; Analyst, Prudential
                                            Portfolio Managers

Putnam        Jason Fromer                  Prior to August 2000,
              Vice President                Currency/Macro Trader, Soros
                                            Fund Management

Putnam        Reto Gallati                  Prior to March 2000, Head of
              Senior Vice President         Bank Risk Management,
                                            Director, KPMG LLP


Putnam        Matthew R. Gage               Prior to December, 1999, Audit
              Assistant Vice President      Manager, Ernst & Young LLP

Putnam        Vivek Gandhi                  Prior to October 1999, Vice
              Vice President                President, Alliance Capital
                                            Management

Putnam        Bartlett R. Geer              Prior to November 2000, Senior
              Senior Vice President         Vice President, State Street
                                            Research & Management

Putnam        John H. Gernon                Prior to June 2000, Vice
              Senior Vice President         President, Fidelity Investments,
                                            Inc.

Putnam        Frederik Gjerstad             Prior to November 2000,
              Vice President                Portfolio Analyst, Frank Russell
                                            Company

Putnam        John T. Golden                Prior to June 2000, Second Vice
              Vice President                President, John Hancock Funds

Putnam        Andrew Graham                 Prior to October 1999, Fund
              Senior Vice President         Manager, Scottish Widows
                                            Investment Management

Putnam        J. Peter Grant                Trustee, The Dover Church
              Senior Vice President

Putnam        Matthew D. Griffin            Prior to August 2000, Vice
              Vice President                President, Harbor Capital
                                            Management

Putnam        Avram Gusman                  Prior to July 2000, Senior Vice
              Vice President                President and Managing
                                            Director, Fleet Boston Financial

Putnam        Paul E. Haagensen             Director, Haagensen Research
              Senior Vice President         Foundation

Putnam        Raymond K. Haddad             Prior to September 2000,
              Vice President                Research Associate, Schroder &
                                            Co.; Prior to September 2000,
                                            Research Associate, Sanford C.


                                            Bernstein

Putnam        Eric N. Harthun               Prior to March 2000, Portfolio
              Vice President                Manager, Boston Partners Asset
                                            Management

Putnam        Deborah R. Healey             Corporator, New England
              Senior Vice President         Baptist Hospital; Director, NEB
                                            Enterprises

Putnam        Karen Herold                  Prior to May 2000, Research
              Assistant Vice President      Analyst,
                                            PricewaterhouseCoopers LLP

Putnam        Brennan M. Hinkle             Prior to November 2000,
              Vice President                Manager - Compensation, Aetna
                                            Financial Services

Putnam        Theron S. Hoffman             Prior to November 2000,
              Senior Managing Director      Executive Vice President, The
                                            Thomson Corporation

Putnam        Joseph Hosler                 Prior to February 2000, Vice
              Vice President                President, Independent
                                            Investment Associates

Putnam        Ronald H. Hua                 Prior to August 1999,
              Vice President                Quantitative Analyst, Fidelity
                                            Investments

Putnam        Eric A. Hutcherson            Prior to March 2000,
              Vice President                Professional Development
                                            Manager, Lotus Development Corp.

Putnam        Hitoshi Inoue                 Prior to February 2000, General
              Vice President                Manager/Mutual Fund Sales,
                                            Baring Asset Management

Putnam        Stefan Iris                   Prior to December 1999,
              Assistant Vice President      Investment Operations
                                            Specialist, John Hancock Funds

Putnam        Takeshi Itai                  Prior to March 2000, Vice
              Senior Vice President         President and Client Portfolio
                                            Manager, Chase Trust Bank


Putnam        Arjun Jayaraman               Prior to November 2000,
              Assistant Vice President      Quantitative Analyst,
                                            Harborview Trading Associates

Putnam        Amrit Kanwal                  Prior to August 1999, Vice
              Managing Director             President, Corporate
                                            Development and Strategy,
                                            Sequa Corporation

Putnam        Rikiya Kato                   Prior to July 2000, Senior
              Vice President                Portfolio Manager, Daiwa SB
                                            Investments

Putnam        Maximilian G. Kaufmann        Prior to October 2000,
              Assistant Vice President      Quantitative Analyst, Citibank
                                            Global Asset Management

Putnam        John L. Kellerman             Prior to March 2001, Senior
              Senior Vice President         Vice President-Head of Trading,
                                            Sanwa Financial Products, Inc.

Putnam        Charles H. Krahmer            Prior to March 2000, Unit
              Assistant Vice President      Manager and Business Analyst,
                                            Brown Brothers Harriman & Co.

Putnam        Leo Kropywiansky              Prior to June 2000, Vice
              Vice President                President, Primark Decision
                                            Economics

Putnam        Deborah F. Kuenstner          Director, Board of Pensions,
              Managing Director             Presbyterian Church

Putnam        Sharon H. Lane                Prior to August 2000,
              Assistant Vice President      Information Specialist, Arthur
                                            D. Little School of
                                            Management; Prior to March
                                            2000, Senior Information
                                            Research Specialist, Bain & Co.

Putnam        Lawrence J. Lasser            Director, Marsh & McLennan
              President, Director and       Companies, Inc.; Board of
              Chief Executive               Governors and Executive
                                            Committee, Investment
                                            Company Institute; Board of
                                            Overseers, Museum of Fine
                                            Arts; Trustee, Beth Israel
                                            Deaconess Medical Center;
                                            Member of the Council on
                                            Foreign Relations; Member of
                                            the Board of Directors of the


                                            United Way of Massachusetts
                                            Bay; Trustee of the Vineyard
                                            Open Land Foundation,

Putnam        Matthew J. Leighton           Prior to August 2000,
              Assistant Vice President      Contractor, Synergistics Tech,
                                            Inc.; Prior to September 1999,
                                            Assistant Treasurer, State Street
                                            Boston Corporation

Putnam        Jesse S. Levitt               Prior to August 2000, Financial
              Assistant Vice President      Analyst, Columbia University

Putnam        Robert Lindenberg             Prior to August 2000, Director,
              Vice President                Technology, Fleet Boston
                                            Financial

Putnam        Helen Liu                     Prior to August 2000, Assistant
              Vice President                Vice President and Senior
                                            Quantitative Analyst, Banc of
                                            America Capital Management

Putnam        Dean M. Maki                  Prior to November 2000, Senior
              Vice President                Economist, Federal Reserve
                                            Board

Putnam        Shigeki Makino                Prior to August 2000, Director
              Managing Director             of Research, Fidelity
                                            Investments

Putnam        James Malone                  Prior to September 2000, Senior
              Assistant Vice President      Associate,
                                            PricewaterhouseCoopers

Putnam        Kevin Maloney                 Institutional Director, Financial
              Managing Director             Management Association,
                                            University of South Florida,
                                            College of Business
                                            Administration

Putnam        Sarah Marshall                Prior to August 1999, Associate,
              Vice President                McKinsey & Company, Inc.

Putnam        Jennifer L. Martanacik        Prior to January 2001, Client
              Assistant Vice President      Relations Manager, Thomson
                                            Financial

Putnam        Erwin W. Martens              Prior to October 1999, Global

                                     II-24


              Managing Director

Putnam        Michael A. Mata               Prior to January 2001, Vice
              Assistant Vice President      President, Lehman Brothers

Putnam        Yumiko Matsubara              Prior to August 2000, Senior
              Assistant Vice President      Consultant, Ernst & Yong
                                            Global Financial Services

Putnam        Nicholas J.A. Melhuish        Prior to August 1999, Assistant
              Vice President                Director of Schroder Investment
                                            Management

Putnam        James P. Miller               Prior to May 2000, Managing
              Senior Vice President         Director, Bear Stearns & Co.,
                                            Inc.

Putnam        Jeanne L. Mockard             Trustee, The Bryn Mawr School
              Senior Vice President

Putnam        Brian J. Monahan              Prior to August 2000, Global
              Assistant Vice President      Emerging Markets Equity
                                            Trader, Grantham, Mayo, Van
                                            Otterloo, and Co. LLC

Putnam        Colin Moore                   Prior to June 2000, Chief
              Managing Director             Investment Officer, Rockefeller
                                            & Co., Inc.

Putnam        Dirk Morris                   Prior to October 1999, Vice
              Managing Director             President-Global Strategist,
                                            Bankers Trust

Putnam        Kathleen M. Moynihan          Prior to August 1999, Attorney,
              Assistant Vice President      Bell, Boyd & Loyd

Putnam        Donald E. Mullin              Corporate Representative and
              Senior Vice President         Board Member, Delta Dental
                                            Plan of Massachusetts

Putnam        Kerry E. Munsell              Prior to January 2001, Director
              Assistant Vice President      of Purchasing, Assistant
                                            Secretary, Au Bon Pain
                                            corporation

Putnam        Kevin F. Murphy               Prior to December 1999,
              Senior Vice President         Managing Director, BankBoston
                                            N.A.

Putnam        Jonathan M. Nash              Prior to April 2000, European



              Vice President                Sales Manager, M.F.S.
                                            International U.K. Ltd.

Putnam        Colin Naughton                Prior to January 2001, Senior
              Assistant Vice President      Analyst, Standard & Poor's

Putnam        Craig R. Oliver               Prior to August 2000, Principal,
              Vice President                Analyst, State Street Global
                                            Advisors

Putnam        Nancy O'Brien                 Prior to September 1999,
              Assistant Vice President      Manager Corporate
                                            Disbursements, Fidelity
                                            Investments

Putnam        Dennis E. O'Rourke            Prior to March 2000, Analyst,
              Vice President                BankBoston N.A.

Putnam        Keith Plapinger               Chairman and Trustee, Advent
              Vice President                School

Putnam        Charles E. Porter             Trustee, Anatolia College;
              Executive Vice President      Governor, Handel & Hayden
                                            Society

Putnam        Ranjit Ranjamani              Prior to June 2000, Director of
              Vice President                Finance and Business Planning,
                                            Xenergy, Inc.

Putnam        Jakub Rehor                   Prior to July 2000, Research
              Assistant Vice President      Associate, Sanford C. Bernstein

Putnam        Thomas V. Reilly              Trustee, Knox College
              Managing Director

Putnam        Richard C. Renkas             Prior to September 2000,
              Assistant Vice President      Manager of Engineering, Equity
                                            Office Properties Trust

Putnam        Brian C. Rose                 Prior to April 2000, Equity
              Assistant Vice President      Analyst, Loomis, Sayles & Co.
                                            Lp

Putnam        James J. Russell              Prior to May 2000, Senior Data
              Assistant Vice President      Analyst, Redwood Investment
                                            Systems, Inc.; Prior to May
                                            2000, Senior Data Analyst, IDD
                                            Information Systems

Putnam        Jeff B. Sacknowitz            Prior to November 1999,


              Vice President                Investment Associate,
                                            Independence Investment
                                            Associates

Putnam        Robert Salvin                 Prior to July 2000, Chief
              Senior Vice President         Financial Officer, Really Easy
                                            Internet Inc.; Prior to January
                                            2000, Managing Director,
                                            BancBoston Robertson Stephens

Putnam        Paul D. Scanlon               Prior to October 1999, Senior
              Vice President                Vice President, Olympus
                                            Healthcare Group

Putnam        Calvin E. Schmid              Prior to July 2000, Vice
              Senior Vice President         President Human Resources
                                            Leadership Development, J.P.
                                            Morgan

Putnam        Justin M. Scott               Director, DSI Proprieties (Neja)
              Managing Director             Ltd.

Putnam        Robert E. Secor               Prior to December 1999, Senior
              Assistant Vice President      Consultant, Fame Information
                                            Services

Putnam        Anthony R. Sellitto, III      Prior to September 2000, Senior
              Senior Vice President         Vice President, Berger Fund
                                            Associates

Putnam        Gordon H. Silver              Trustee, Wang Center for the
              Managing Director             Performing Arts

Putnam        Amy P. Skaff                  Prior to November 2000,
              Assistant Vice President      Consultant, Ernst & Young

Putnam        Luke A. Smith                 Prior to December 1999,
              Assistant Vice President      Quantitative Systems Analyst,
                                            Colonial Management

Putnam        Karan S. Sodhi                Prior to November 2000,
              Vice President                Research Analyst, Stephens, Inc.

Putnam        Juan Carlos Sosa              Prior to September 2000,
              Vice President                Analyst, State Street Research &
                                            Management

Putnam        Eric H. Sorensen              Prior to August 2000, Managing
              Managing Director             Director, Global Head of
                                            Quantitative Research, Salomon


                                            Smith Barney

Putnam        Steven Spiegel                Director, Ultra Diamond and
              Senior Managing Director      Gold Outlet; Director, FACES
                                            New York University Medical
                                            Center; Trustee, Babson College

Putnam        David R. Thompson             Prior to August 2000, Senior
              Vice President                Equity Analyst, Liberty Funds
                                            Group

Putnam        Stephen W. Vandermark         Prior to March 2000, Vice
              Senior Vice President         President, Quantitative
                                            Analytics, Lehman Brothers

Putnam        John Varanelli                Prior to July 2000, Senior Vice
              Vice President                President, US Trust Bank

Putnam        Susan Wall                    Prior to July 2000, Program
              Assistant Vice President      Manager, Liberty Mutual Group

Putnam        Richard B. Weed               Prior to December 2000, Senior
              Senior Vice President         Portfolio Manager, State Street
                                            Global Advisors

Putnam        Beth K. Werths                Prior to October 2000, Vice
              Assistant Vice President      President and Assistant
                                            Secretary, First Union
                                            Corp./Evergreen Funds

Putnam        James C. Wiess                Prior to April 2000, Portfolio
              Senior Vice President         Manager, J.P. Morgan

Putnam        Eric Wetlaufer                President and Member of Board
              Managing Director             of Directors, The Boston
                                            Security Analysts Society, Inc.

Putnam        Edward F. Whalen              Member of the Board of
              Senior Vice President         Directors, Hockomock Area
                                            YMCA

Putnam        Kelly A. Woolbert             Prior to November 1999,
              Vice President                Investment Analyst, MetLife
                                            Investment Services

Putnam        Richard P. Wyke               Director, Salem YMCA
              Senior Vice President

Putnam        Frederick M. Wynn, Jr.,       Prior to June 2000, Senior
              Vice President                Equity Analyst, Berger Fund
                                            Associates

Putnam        Alex Zinny                    Prior to June 2000, Proprietary
              Assistant Vice President      Trader, Leerink Swann


Item 27.  Principal Underwriters
          ----------------------

          (a) Pacific Select Distributors, Inc. ("PSD") member, NASD & SIPC serves as Distributor of Shares of Pacific Select Fund. PSD is a subsidiary of Pacific Life.
          (b)

Name and Principal/12/      Positions and Offices         Positions and Offices
Business Address            with Underwriter              with Registrant
-------------------------   -------------------------     ---------------------
Audrey L. Milfs             Vice President and            Secretary
                            Secretary

Edward R. Byrd              Director, Vice President      None
                            and Chief Financial Officer

Gerald W. Robinson          Director, Chairman and CEO    None

John L. Dixon               Director and President        None

Thomas H. Oliver            Director                      None

John W. Poff                Vice President                None

Jane M. Guon                Assistant Secretary           None

Adrian S. Griggs            Vice President                None

Kathleen Hunter             Vice President                None

Alyce F. Peterson           Assistant Vice President      None

Brian D. Klemens            Vice President and Treasurer  Vice President and
                                                          Treasurer

Peter S. Deering            Senior Vice President         None

Joy H. Hansler              Assistant Vice President      None

Item 28.  Location of Accounts and Records
          --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660 or State Street Bank and Trust Company at 801 Pennsylvania, Kansas City, MO 64105.

Item 29.  Management Services
          -------------------

     Not applicable

Item 30.  Undertakings
          ------------

     The registrant hereby undertakes:

          Not applicable
-----------------
   /12/   Principal business address for all individuals listed is 700 Newport
      Center Drive, Newport Beach, California 92660

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule
485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 35 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newport Beach, and State of California, on this 27th day of December, 2001.



                                          PACIFIC SELECT FUND


                                          By:
                                             __________________________________
                                                    Glenn S. Schafer*
                                                        President

*By: /s/ DIANE N. LEDGER
  _______________________________
      Diane N. Ledger
      as attorney-in-fact

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 35 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



             SIGNATURE                           TITLE                     DATE
             ---------                           -----                     ----
                                     Chairman and Trustee                         , 2001
------------------------------------  (Chief Executive Officer)       -----------
          Thomas C. Sutton*

                                     Vice President and Treasurer                 , 2001
------------------------------------  (Vice President and Treasurer)  -----------
          Brian D. Klemens*

                                     President                                    , 2001
------------------------------------  (President)                     -----------
          Glenn S. Schafer*

                                     Trustee                                      , 2001
------------------------------------                                  ----------
         Richard L. Nelson*

                                     Trustee                                      , 2001
------------------------------------                                  ----------
          Lyman W. Porter*

                                     Trustee                                      , 2001
------------------------------------                                  ----------
           Alan Richards*

                                     Trustee                                      , 2001
------------------------------------                                  ----------
           Lucie H. Moore*

* By:   /s/ DIANE N. LEDGER                                            December 27, 2001
------------------------------------
        Diane N. Ledger
        as attorney-in-fact


                                    PART C

    KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears above constitutes and appoints David R. Carmichael, Sharon A. Cheever, Diane N. Ledger, Jeffrey S. Puretz, Keith T. Robinson, and Robin S. Yonis his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him or her in his or her name, place and stead, in any and all Registration Statements applicable to Pacific Select Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue thereof.